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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act file number 811-1743


                                The Spectra Funds
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)


                                 Mr. Hal Liebes


                           Fred Alger Management, Inc.


                                111 Fifth Avenue


                            New York, New York 10003
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800


Date of fiscal year end: October 31


Date of reporting period: April 30, 2007

ITEM 1.  REPORT(S) TO STOCKHOLDERS.


--------------------------------------------------------------------------------

           SPECTRA FUND | SPECTRA GREEN FUND | SPECTRA ALCHEMY FUND |

                    SPECTRA INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

                                THE SPECTRA FUNDS

--------------------------------------------------------------------------------

          [GRAPHIC]

                     SEMI-ANNUAL
                          REPORT                     [LOGO]
                  April 30, 2007                     SPECTRA
                     (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS,                                                  JUNE 8, 2007
--------------------------------------------------------------------------------

      In our October 31, 2006 report, we likened the new global economy to a "Brave New World." While we are usually loath to recycle a metaphor so quickly, in this case, it seems fitting to continue to use it. Nothing that has happened over the past six months alters our view that we are entering uncharted waters for both the global economy and for the thousands of companies that are being reshaped by it.

      As with any sweeping change, there are those who embrace it and try to anticipate the risks and rewards; there are those who deny that there is any change; and finally those who simply wait to see what everyone else thinks. At Spectra, we fall into the first camp, and, in fact, believe that we are still in the early stages of a radical shift in how the global economy functions; one that has already produced new winners and losers, not just in terms of nations, but of companies that are seizing the opportunities and those that are unable to. While the story of China and India is familiar, it is hardly limited to them and now includes such disparate regions as Vietnam, Eastern Europe and Australia, to name three, all of which are adding additional complexity and additional fuel to the expanding global economy.

      Here then is our six-month postcard from this Brave New World. The themes include the greening of corporate America and the lessons gleaned from the swift fall and startling sharp recovery of the equity markets on February 27. They include the coming of age of private equity as a force that can move and shape the markets, and the importance of free cash flow as a metric for measuring the strength of corporate balance sheets. And of course, one other theme stands out above all -- the surprising (at least to most on Wall Street) strength of corporate earnings at the end of the first quarter.

THE CONVERGENCE OF BUSINESS AND GREEN

      The beginning of 2007 saw one of the warmest Januaries on record, but instead of snow, we were treated to a flurry of articles, announcements, conferences, and high level public speeches that demanded action on the part of countries, individuals and companies to address the issue of global warming. Appearing simultaneously but independently, FORTUNE, THE ECONOMIST and BUSINESSWEEK all ran lengthy cover stories describing the shift in corporate America to embrace socially responsible business practices as a better -- and potentially more profitable -- way of doing business. These articles were the most noticeable in a few weeks' span, but they were hardly a comprehensive list of the hundreds published about the greening of corporate America, not to mention Europe, Asia, and the world. By late January, whether or not "greening" was a mere zeitgeist was debatable. But on February 2, the Intergovernmental Panel on Climate Change issued their Fourth Assessment Report indicating that global warming was "unequivocal" -- a real and growing danger.

      In response, many dynamic, innovative companies are stepping up and looking for ways to solve the intractable issues of energy and the environment. Case in point is private equity firms Kohlberg Kravis Roberts and Texas Pacific Group, which announced plans to acquire one of the largest public utility companies in the United States, TXU. What made the TXU deal distinctive were the conditions attached to its approval. Under the proposed terms, KKR and Texas Pacific agreed to several substantial concessions to environmental groups including scaling back plans to build new coal-fired power plants while aggressively working on so-called "clean coal" technologies (i.e. coal gasification) that lower and potentially eliminate emissions. They also agreed to increase R&D spending on alternate energy by as much as half a billion dollars. Goldman Sachs, who brokered the deal, pressured both sides to agree to the pro-environment change in the initial plans. The result was a deal hailed by Wall Street and the green lobby in equal measure.

      The convergence of vast amounts of private equity cash and environmentalism was a sign of the cultural, global shift taking place. Clearly, a number of the major investment banks already saw the long-term value in their companies "going green," and the rest of the financial world was swiftly joining them.

THE RETURN OF VOLATILITY

      On February 27 global stock markets saw their most dramatic sell-off in years. Wall Street pundits were, as usual, divided. Some said it was a long-awaited correction and a sign of a weakening economy, while others said it was simply the return of volatility to what has been a fairly stable market.

      That said, nothing actually happened to trigger the declines. No sudden change in the economic forecasts. No critically bad economic or corporate news. However, there were rumors in Shanghai and Beijing that a government squeeze on credit and stock-speculation was imminent, and that alone was enough to send investors fleeing. But even after the sell-off, the Shenzhen market -- Shanghai's smaller sibling -- was still up more than 30% year-to-date, and well over 100% for the past 12 months. Hardly comforting if you bought on Monday before the sell-off, but not bad for those who had been in those markets for more than a couple of months.

      What happened? In our view this was a market phenomenon, a brief reminder of volatility after months of stability, and a bout of profit-taking and stepping aside that had been long overdue. Within days, fears of a "global bear market" dissipated as continued liquidity and private equity activity bolstered markets both in the United States and around the world.

PRIVATE EQUITY AND FREE CASH FLOW

      For the first half of the fiscal year, private equity activity was truly impressive, with the purchase of troubled companies such as Chrysler that in earlier years would have made unlikely buyout targets. While no major company today -- public or private -- seems beyond private equity interests, there is one theme that unites both private equity and mutual fund investors: free cash flow.

      At Spectra, as bottom-up, fundamental investors, one of the key metrics we use is the ability of companies to generate free cash flow. Why? Because free cash flow can fund further growth at a company, pay dividends, and allow for the buy-back of stock in order to return value to shareholders - all of which, properly done, can contribute to earnings growth and shareholder value. It is a sign of both a strong business model and disciplined financial management to be able to grow (at impressive rates) and not require constant infusions of new capital. We think that private equity firms buying public companies of all sizes and across many industries is not irrational. It is seizing an opportunity to acquire solid franchises that are generating strong cash flows at extraordinary valuations for the long-term investor. And the amount of private equity activity is another confirmation that globalization, broadly speaking, benefits U.S. corporate profits.

THE EARNINGS SURPRISE

      At the beginning of 2007, the overwhelming consensus was that after several years of strong, double-digit earnings growth, the first quarter would show the companies of the Standard & Poor's 500(i) slowing to an anemic 3-4% growth rate. That assumption was based on several factors including the woes of the U.S. housing market, the slowing of the U.S. industrial economy, and the basic assumption that corporate earnings would have to "revert to the mean" of their multi-decade average (about 7%) and hence dip significantly. All of these assumptions proved to be wrong.

      When all was said and done at the end of reporting seasons for the first quarter of 2007, the S&P companies registered earnings growth of about 9%, and nearly three-quarters of all companies have reported positive "surprises" relative to expectations. Indeed, at the tail end of May, the S&P broke its own record, reaching heights last seen seven years ago during the heady days of the technology boom -- and this despite another minor overnight sell-off in China. So what happened? It's a case of our friends back at the Old World struggling to explain New World geography in terms they're familiar with -- even if those terms don't quite fit anymore.

      True, most top-down analysts were correct about their predictions of the slowdown of the U.S. economy. In fact, first quarter GDP growth was even worse than had been predicted, registering a paltry 0.6% growth on weak exports and slower corporate capital expenditures. But the experts also continued to use the United States and past economic patterns as a proxy for predicting earnings for U.S.-listed companies. This made perfect sense for the last half of the 20th century, when the United States was the dominant economic power globally and U.S. corporations reflected that strength. But while the United States remains far and away the largest economy, it is simply no longer the sole engine of growth or the fastest. As such, the U.S. economy and economic data are no longer a good proxy for how companies will do. Instead, they may well mislead investors and analysts to underestimate the growth of U.S.-listed companies.

      We have said for the past three years -- for most of this decade, in fact -- that the U.S. markets have been good markets for "stock pickers" in that they have not been either notably frothy or notably flighty (occasional junctures notwithstanding). What is now emerging, we believe, is a global "stock picker" market, but many people are still playing markets rather than stocks. That leaves some markets and many stocks, especially U.S.-listed ones and U.S.-listed growth equities above all, undervalued and less loved than they should be. And that, of course, represents an opportunity to pick and choose quality growth companies while the rest of the investing community focuses their eyes elsewhere.

PORTFOLIO MATTERS

THE SPECTRA FUND

      The Spectra Fund gained 16.14% for the six months ended April 30, 2007, compared with a return of 8.33% for the Russell 3000 Growth Index(ii).

      In the Information Technology sector, the Fund, with an average weight of 32.44% was overweight the benchmark, but outperformed. Top performers included Memc Electronic Materials, Inc., a global supplier of silicon wafers to the semiconductor industry, ON Semiconductor Corp., a provider of semiconductor components, and DealerTrack Holdings, Inc., a provider of on-demand software and data solutions for the automotive retail industry.

      At an average weight of 7.88%, the Fund was underweight, but exceeded the benchmark performance in the Industrial sector. In this sector key contributors included Armor Holdings, Inc., a manufacturer and provider of specialized security products, and BE Aerospace, Inc., the world's premier manufacturer of cabin interior products for commercial aircraft.

      In the Energy sector, the Fund, at an average weight of 9.51% was overweight but outperformed the benchmark. Top performers were Valero Energy Corp. Inc., the largest refiner in North America, Petrobank Energy & Resources, Ltd., a Calgary-based oil and natural gas exploration and production company, and Cameron International Corp., a leading oil and gas services provider.

      The Fund was slightly underweight the benchmark in the Consumer Discretionary sector, but outperformed. Focus Media Holding, Ltd. ADR, the largest outdoor TV advertising network in China was the top performer in this sector followed by movie theater chain, Regal Entertainment Group, Inc., and Iconix Brand Group, Inc., a designer, marketer, and distributor of leisure and fashion footwear. Notable detractors in this sector included NutriSystem, Inc., a developer of commercial diet systems, and the chain retailers, Circuit City Stores, Inc. and Best Buy Co., Inc.

THE SPECTRA GREEN FUND

      The Spectra Green Fund gained 13.99% for the six months ended April 30, 2007, compared to the Russell 3000 Growth Index which returned 8.33%.

      In the Information Technolgoy sector, the Fund, at an average weight of 26.99%, was overweight the benchmark but outperformed it. Top performers included Synchronoss Technologies, Inc., a provider of on-demand transaction management solutions, Tessera Technologies, Inc., the leading provider of miniaturization technologies for the electronics industry, and Dealer Track Holdings, Inc.

      In the Industrials sector, the Fund, at a weighted average of 9.37%, was underweight the benchmark, but outperformed. BE Aerospace, Inc., the world's foremost manufacturer of cabin interior products for commercial aircraft was one of the top performers in this sector.

      At an average weight of 8.28%, the Fund was overweight the benchmark, in the Energy sector but outperformed. Among the top performers were Cameco Corp., the world's largest publicly traded uranium company, Petrobank Energy & Resources, Ltd., a Calgary-based oil and natural gas exploration and production company, and Cameron International Corp., a leading oil and gas products and services provider.

      In Consumer Discretionary, the Fund, at an average weight of 15.20% was marginally overweight the benchmark, and outperformed. Focus Media Holding, Ltd. ADR, was the top performer in the sector, along with Crocs, Inc., a shoe manufacturer, and the clothing retailer Polo Ralph Lauren Corp.

THE SPECTRA INTERNATIONAL OPPORTUNITIES FUND

      The Spectra International Opportunities Fund had its inception on March 1, 2007. The Fund seeks investment opportunities in equity securities of foreign companies of any market capitalization, and with fundamental strengths that indicate the potential for sustainable growth. The Fund generally invests in at least three foreign countries, including emerging market countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Manager focuses on individual stock selection, building the Fund's portfolio from the bottom up through extensive fundamental research. In addition, the Manager employs a "quantitative" investment approach to selecting investments, relying on financial models and computer databases to assist in the stock selection process.

THE SPECTRA ALCHEMY FUND

      The Spectra Alchemy Fund had its inception on April 2, 2007. The Fund seeks long-term capital appreciation by focusing on companies of all market capitalization sizes that demonstrate promising growth potential. The fund will invest in equity securities, such as common or preferred stocks, or securities convertible or exchangeable for equity securities, including warrants and rights, principally in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market.

IN SUMMARY

      Six months ago, we surmised that braving the waters of the new global economy would provide both challenges and opportunities. Indeed, the first half of the year bore this out and often rewarded the innovative, dynamic companies and investors that embraced those changes. Going forward, we expect more of the same as the global, economic landscape continues to expand and evolve. As the first six months of this fiscal year come to a close, we would like to thank you for continuing to journey with us and entrusting us with your investing needs.

      Respectfully submitted,

      /s/ Daniel C. Chung                            /s/ Zachary Karabell

      Daniel C. Chung                                Zachary Karabell
      CHIEF INVESTMENT OFFICER                       CHIEF ECONOMIST

----------
(i) Standard & Poor's 500 Index is an index of the 500 largest and most profitable companies in the United States.

(ii) The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

      Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

      This report and the financial statements contained herein are submitted for the general information of shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless proceeded or accompanied by an effective prospectus for the Funds. The performance data quoted represents past performance, which is not an indication or guarantee of future results. The investment return and principal value of an investment in a fund will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at WWW.SPECTRAFUND.COM, or call us at (800) 711-6141.

      The views and opinions of the Funds' management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable, however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a fund. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2007.

A WORD ABOUT RISK

      Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Investing in foreign securities involves additional risk (including currency risk, risks related to political, social or economic conditions, and risks associated with foreign markets, such as increased volatility, limited liquidity, less stringent regulatory and legal system, and lack of industry and country diversification), and may not be suitable for all investors. Funds that participate in leveraging are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed. The Spectra Green Fund's environmental focus may limit the investment options available to the Fund and may result in lower returns than returns of funds not subject to such investment considerations.

      For a more detailed discussion of the risks associated with a Fund, please see the Funds' Prospectus.

      MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

      BEFORE INVESTING, CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES. THE FUNDS' PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT (800) 711-6141, OR VISITING OUR WEBSITE AT WWW.SPECTRAFUND.COM, OR CONTACTING THE FUNDS' DISTRIBUTOR, FRED ALGER & COMPANY, INCORPORATED, 111 FIFTH AVENUE, NEW YORK 10003. MEMBER NYSE, SIPC. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
SPECTRA FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS N SHARES

                            -- 10 YEARS ENDED 4/30/07

Ending Value Spectra Fund Class N: $24,202

Ending Value Russell 3000 Growth Index: $16,896

                                  [LINE GRAPH]

                                    Spectra   Russell 3000
                                      Fund    Growth Index
                         5/1/1997   $10,000      $10,000
                                    $12,035      $11,676
                       10/31/1998   $14,074      $14,057
                                    $22,893      $18,823
                       10/31/2000   $24,314      $20,668
                                    $15,513      $12,537
                       10/31/2002   $11,684      $10,061
                                    $14,433      $12,410
                       10/31/2004   $14,335      $12,847
                                    $17,035      $14,002
                       10/31/2006   $20,839      $15,596
                        4/30/2007   $24,202      $16,896

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Spectra Fund Class N shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2007. The figures for Spectra Fund and the Russell 3000 Growth Index include reinvestment of dividends.

--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                     1      5       10      20
                                                   YEAR   YEARS   YEARS   YEARS
--------------------------------------------------------------------------------
AS OF APRIL 30, 2007
Spectra Fund                                      24.18%   9.51%   9.24%  13.90%
Russell 3000 Growth Index                         11.52%   6.43%   5.38%   9.32%
--------------------------------------------------------------------------------
AS OF MARCH 31, 2007
Spectra Fund                                      19.52%   7.40%   9.36%  13.59%
Russell 3000 Growth Index                          6.53%   3.81%   5.53%   8.97%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.SPECTRAFUND.COM OR CALL US AT (800) 992-3863.

--------------------------------------------------------------------------------
GREEN FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS N SHARES

                           -- FROM 12/4/00 TO 4/30/07

Ending Value Green Fund Class N: $8,772

Ending Value Russell 3000 Growth Index: $9,846

                                  [LINE GRAPH]

                                      Green    Russell 3000
                                       Fund    Growth Index
                        12/4/2000    $10,000      $10,000
                       10/30/2001    $ 6,370      $ 7,305
                       10/31/2002    $ 4,430      $ 5,863
                       10/31/2003    $ 5,380      $ 7,232
                       10/31/2004    $ 5,396      $ 7,487
                       10/31/2005    $ 6,463      $ 8,159
                       10/31/2006    $ 7,695      $ 9,089
                        4/30/2005    $ 8,772      $ 9,846

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Green Fund Class N shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) on December 4, 2000 through April 30, 2007. The figures for Green Fund and the Russell 3000 Growth Index include reinvestment of dividends.

--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                         1      5       SINCE
                                                       YEAR   YEARS   INCEPTION
--------------------------------------------------------------------------------
AS OF APRIL 30, 2007
Green Fund (Inception 12/4/00*)                       18.84%   7.29%    -2.02%
Russell 3000 Growth Index                             11.52%   6.43%    -0.24%
--------------------------------------------------------------------------------
AS OF MARCH 31, 2007
Green Fund (Inception 12/4/00*)                       15.31%   4.93%    -2.61%
Russell 3000 Growth Index                              6.53%   3.81%    -0.94%

* PERFORMANCE FIGURES PRIOR TO 1/12/2007 ARE THOSE OF ALGER GREEN INSTITUTIONAL FUND AND PERFORMANCE PRIOR TO 10/19/2006 REPRESENTS THE PERFORMANCE OF THE ALGER SOCIALLY RESPONSIBLE INSTITUTIONAL FUND CLASS I SHARES, THE PREDECESSOR FUND TO THE ALGER GREEN INSTITUTIONAL FUND. THE PREDECESSOR FUND FOLLOWED DIFFERENT INVESTMENT STRATEGIES AND HAD DIFFERENT PORTFOLIO MANAGERS. AS OF 1/12/2007 THE ALGER GREEN INSTITUTIONAL FUND BECAME THE SPECTRA GREEN FUND.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.SPECTRAFUND.COM OR CALL US AT (800) 992-3863.

--------------------------------------------------------------------------------
ALCHEMY FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS N SHARES

                           -- FROM 3/30/07 TO 4/30/07

Ending Value Alchemy Fund Class N: $10,610

Ending Value Russell 3000 Growth Index: $10,453

                                  [LINE GRAPH]

                                    Alchemy    Russell 3000
                                     Fund      Growth Index
                        3/30/2007   $10,000       $10,000
                        4/30/2007   $10,610       $10,453

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alchemy Fund Class N shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) on March 30, 2007, the inception date of the Alchemy Fund, through April 30, 2007. The figures for Alchemy Fund and the Russell 3000 Growth Index include reinvestment of dividends.

--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON
                              AS OF APRIL 30, 2007
--------------------------------------------------------------------------------
                                  TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                         SINCE
                                                                       INCEPTION
--------------------------------------------------------------------------------
Alchemy Fund (Inception 3/30/07)                                         6.10%
Russell 3000 Growth Index                                                4.53%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.SPECTRAFUND.COM OR CALL US AT (800) 992-3863.

--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                HYPOTHETICAL $10,000 INVESTMENT IN CLASS N SHARES

                           -- FROM 2/28/07 TO 4/30/07

Ending Value International Opportunities Fund Class N: $10,610

Ending Value MSCI EAFE Index: $10,420

Ending Value MSCI All Country World Index ex U.S.: $10,408

                                  [LINE GRAPH]

                        International       MSCI EAFE    MSCI All Country
                      Opportunities Fund      Index    World Index ex U.S.
          2/28/2007        $10,000           $10,000         $10,000
          4/30/2007        $10,610           $10,420         $10,408

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in International Opportunities Fund Class N shares and the MSCI EAFE and the MSCI All Country World Index ex U.S. (each unmanaged index of common stocks) on February 28, 2007, the inception date of the International Opportunities Fund, through April 30, 2007. The figures for International Opportunities Fund, MSCI EAFE and the MSCI All Country World Index ex U.S. include reinvestment of dividends.

--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                  TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
--------------------------------------------------------------------------------
AS OF APRIL 30, 2007
International Opportunities Fund (Inception 2/28/07)                    6.10%
MSCI EAFE Index                                                         4.20%
MSCI All Country World Index ex U.S.                                    4.08%
--------------------------------------------------------------------------------
AS OF MARCH 30, 2007
International Opportunities Fund (Inception 2/28/07)                    2.70%
MSCI EAFE Index                                                         1.60%
MSCI All Country World Index ex U.S.                                    1.56%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.SPECTRAFUND.COM OR CALL US AT (800) 992-3863.

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY+ (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

SECTOR                                 SPECTRA FUND   GREEN FUND   ALCHEMY FUND
--------------------------------------------------------------------------------
Consumer Discretionary                     12.6%         14.8%         12.6%
Consumer Staples                            8.4%          3.6%          3.1%
Energy                                     10.3%          7.4%          4.1%
Financials                                  9.0%          7.9%         10.5%
Health Care                                12.6%         13.7%         19.8%
Industrials                                 2.4%          9.0%         12.2%
Information Technology                     33.5%         27.3%         29.7%
Materials                                   4.3%          4.3%          1.5%
Telecommunication Services                  4.2%          0.6%          1.6%
Utilities                                   0.0%          2.6%          0.0%
Cash and Net Other Assets                   2.7%          8.8%          4.9%
--------------------------------------------------------------------------------
                                          100.0%        100.0%        100.0%
================================================================================

INTERNATIONAL OPPORTUNITIES FUND
------------------------------------------
COUNTRY                         VALUE (%)
------------------------------------------
United States                        11.0%
Belgium                                .4
Brazil                                8.0
China                                 4.4
Denmark                                .3
France                                5.4
Germany                               5.9
Great Britain                        10.7
Hong Kong                             5.4
Israel                                1.4
Japan                                14.5
------------------------------------------

COUNTRY                         VALUE (%)
------------------------------------------
Mexico                                3.2
Netherlands                           3.9
Norway                                1.0
Portugal                               .5
Singapore                             1.7
Spain                                 3.6
Sweden                                1.0
Switzerland                           6.4
Taiwan                                1.3
Cash and Net Other Assets            10.0
------------------------------------------
                                    100.0%
==========================================

+     BASED ON NET ASSETS FOR EACH FUND.

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--97.3%                                     SHARES           VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
Armor Holdings, Inc.*                                    25,500   $   1,823,250
BE Aerospace, Inc.*                                      40,300       1,476,995
Boeing Company                                            9,300         864,900
--------------------------------------------------------------------------------
                                                                      4,165,145
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.8%
Amgen Inc.                                               27,200       1,744,608
Cephalon, Inc.*                                          14,700       1,170,267
InterMune Inc.*                                          37,000       1,069,670
Onyx Pharmaceuticals, Inc.*                              79,000       2,114,040
--------------------------------------------------------------------------------
                                                                      6,098,585
--------------------------------------------------------------------------------
BUSINESS SERVICES--.7%
Endeavor Acquisition Corp.*                             133,600       1,401,464
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.9%
Bear Stearns Companies Inc.                              15,100       2,351,070
National Financial Partners Corporation                  36,900       1,699,983
--------------------------------------------------------------------------------
                                                                      4,051,053
--------------------------------------------------------------------------------
CASINOS & RESORTS--.4%
Bally Technologies Inc.*                                 33,300         779,220
--------------------------------------------------------------------------------
COMMERCIAL BANKS--.7%
Bank of America Corporation                              29,700       1,511,730
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
Net 1 UEPS Technologies, Inc.*                          125,000       3,147,500
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--4.1%
Cisco Systems, Inc.*                                    194,800       5,208,952
Corning Incorporated*                                    35,500         842,060
Sonus Networks, Inc.*                                   350,500       2,709,365
--------------------------------------------------------------------------------
                                                                      8,760,377
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.9%
Apple Computer, Inc.*                                    22,900       2,285,420
Autodesk, Inc.                                           44,700       1,844,769
Hewlett-Packard Company                                  53,800       2,267,132
Memc Electronic Materials, Inc.*                         34,800       1,909,824
Network Appliance, Inc.*                                 29,900       1,112,579
Seagate Technology                                       47,200       1,045,480
--------------------------------------------------------------------------------
                                                                     10,465,204
--------------------------------------------------------------------------------
COMPUTER SERVICES--1.7%
Digital River, Inc.*                                     61,900       3,623,007
--------------------------------------------------------------------------------
COMPUTER TECHNOLOGY--.5%
Atheros Communications*                                  43,700       1,170,723
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--.5%
McDermott International, Inc.*                           20,100       1,078,566
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--.6%
Level 3 Communication Inc.*                             242,770   $   1,349,801
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--1.0%
United Therapeutics Corporation*                         36,700       2,051,897
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Cameron International Corp.*                              7,300         471,361
Diamond Offshore Drilling Inc.                           35,300       3,021,680
--------------------------------------------------------------------------------
                                                                      3,493,041
--------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES--1.4%
GFI Group Inc.*                                          41,900       2,901,575
--------------------------------------------------------------------------------
FINANCIAL SERVICES--3.1%
AllianceBernstein Holding LP                             11,400       1,036,944
Chicago Mercantile Exchange Holdings Inc.                 4,100       2,118,675
Dollar Financial Corporation*                            59,900       1,745,486
Lazard Ltd.                                              33,800       1,830,270
--------------------------------------------------------------------------------
                                                                      6,731,375
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.2%
CVS Caremark Corporation                                247,500       8,969,400
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Intuitive Surgical, Inc.*                                13,600       1,763,376
Ventana Medical Systems, Inc.*                           34,100       1,656,919
--------------------------------------------------------------------------------
                                                                      3,420,295
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.3%
Cardinal Health, Inc.                                    86,800       6,071,660
Express Scripts, Inc.*                                    9,700         926,835
--------------------------------------------------------------------------------
                                                                      6,998,495
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
Hilton Hotels Corporation                                58,300       1,982,200
International Game Technology                            45,900       1,750,626
Penn National Gaming, Inc.*                              23,700       1,145,658
Scientific Games Corporation*                            50,200       1,671,158
--------------------------------------------------------------------------------
                                                                      6,549,642
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Procter & Gamble Company                                 43,702       2,810,476
--------------------------------------------------------------------------------
INSURANCE--1.3%
American International Group, Inc.                       38,900       2,719,499
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.9%
eBay Inc.*                                              148,700       5,046,878
Nutri/System, Inc.                                       18,808       1,166,096
--------------------------------------------------------------------------------
                                                                      6,212,974
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.3%
DealerTrack Holdings Inc.*                               88,700   $   2,927,100
Google Inc. Cl. A*                                       16,300       7,683,494
SINA Corp.*                                              59,200       2,041,216
Yahoo! Inc.*                                             29,800         835,592
--------------------------------------------------------------------------------
                                                                     13,487,402
--------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--.8%
Cinemark Holdings, Inc.*                                 56,100       1,060,290
Great Canadian Gaming Corporation*                       63,500         756,285
--------------------------------------------------------------------------------
                                                                      1,816,575
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--.8%
Smith & Wesson Holding Corporation*                     121,700       1,669,724
--------------------------------------------------------------------------------
MEDIA--3.4%
DreamWorks Animation SKG, Inc. Cl. A*                    66,700       1,952,976
Focus Media Holding Limited ADR*#                        30,800       1,139,600
McGraw-Hill Companies, Inc. (The)                        30,300       1,985,559
Regal Entertainment Group                               104,300       2,268,525
--------------------------------------------------------------------------------
                                                                      7,346,660
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--.6%
Northstar Neuroscience, Inc.*                            91,900       1,251,678
--------------------------------------------------------------------------------
METAL FABRICATING--.4%
Haynes International, Inc.*                               2,900         226,084
OM Group, Inc.                                           10,200         535,806
--------------------------------------------------------------------------------
                                                                        761,890
--------------------------------------------------------------------------------
METALS--1.9%
Blue Pearl Mining Ltd.*                                 168,200       2,691,200
SXR Uranium One, Inc.*                                   87,200       1,306,256
--------------------------------------------------------------------------------
                                                                      3,997,456
--------------------------------------------------------------------------------
METALS & MINING--4.0%
Breakwater Resources, Ltd.*                             468,300         889,770
Cameco Corporation                                       62,200       2,899,764
Freeport-McMoRan Copper & Gold, Inc. Cl. B               35,100       2,357,316
Inmet Mining Corporation                                  8,300         504,557
Paladin Resources Limited*                              264,300       2,074,755
--------------------------------------------------------------------------------
                                                                      8,726,162
--------------------------------------------------------------------------------
OIL & GAS--5.0%
Marathon Oil Corporation                                 17,900       1,817,745
Range Resources Corporation                               4,900         179,095
Valero Energy Corporation                                98,700       6,931,701
Warren Resources Inc.*                                  135,000       1,783,350
--------------------------------------------------------------------------------
                                                                     10,711,891
--------------------------------------------------------------------------------
OIL AND GAS EXPLORATION SERVICES--1.7%
Petrobank Energy and Resources Ltd.*                    185,000       3,749,950
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
PHARMACEUTICAL PREPARATIONS--1.0%
Adams Respiratory Therapeutics, Inc.*                    57,400   $   2,153,074
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.4%
Abbott Laboratories                                      31,500       1,783,530
Salix Pharmaceuticals, Ltd.*                             79,800       1,038,996
Sepracor Inc.*                                           42,700       2,292,136
--------------------------------------------------------------------------------
                                                                      5,114,662
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--9.7%
Lam Research Corporation*                                58,600       3,151,508
Microsemi Corporation*                                   37,300         862,003
ON Semiconductor Corporation*                           516,800       5,534,928
Rambus Inc.*                                             93,500       1,852,235
SIPEX Corporation*                                      198,200       1,884,882
Tessera Technologies Inc.*                               75,585       3,234,282
Trident Microsystems, Inc.*                             125,000       2,653,750
Ultra Clean Holdings, Inc.*                             112,200       1,642,608
--------------------------------------------------------------------------------
                                                                     20,816,196
--------------------------------------------------------------------------------
SOFTWARE--2.2%
Microsoft Corporation                                    86,300       2,583,822
TomTom NV*                                               50,300       2,141,142
--------------------------------------------------------------------------------
                                                                      4,724,964
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.2%
Abercrombie & Fitch Co. Cl. A                            14,800       1,208,568
Gamestop Corp. Cl. A*                                    35,800       1,187,486
Urban Outfitters, Inc.*                                  86,000       2,215,360
--------------------------------------------------------------------------------
                                                                      4,611,414
--------------------------------------------------------------------------------
TELEPHONES
Orbcomm, Inc.*                                            6,900          79,833
--------------------------------------------------------------------------------
TEXTILES & APPAREL--1.4%
Iconix Brand Group, Inc.*                               154,100       3,102,033
--------------------------------------------------------------------------------
TOBACCO--2.9%
Altria Group, Inc.                                       91,600       6,313,072
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.6%
America Movil S.A. de C.V. Series L ADR#                 47,700       2,505,681
American Tower Corporation Cl. A*                        46,500       1,767,000
NII Holdings Inc. Cl. B*                                 44,500       3,415,375
--------------------------------------------------------------------------------
                                                                      7,688,056
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $193,817,653)                                              208,583,736
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

PURCHASED OPTIONS--.1%                                CONTRACTS           VALUE
--------------------------------------------------------------------------------
CALL OPTIONS
Tessera Technologies/June/35
   (Cost $99,101)                                           156   $     124,800
--------------------------------------------------------------------------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--2.4%                             AMOUNT
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $5,052,000)                                 $5,052,000       5,052,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $198,968,754)(a)                                  99.7%    213,760,536
Other Assets in Excess of Liabilities                       0.3         547,052
--------------------------------------------------------------------------------
NET ASSETS                                                100.0%  $ 214,307,588
================================================================================

*     NON-INCOME PRODUCING SECURITY.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $199,989,420 AMOUNTED TO $13,771,116 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $16,810,298 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $3,039,182.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -17-

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | GREEN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--91.1%                                     SHARES           VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.3%
BE Aerospace, Inc.*                                       2,540   $      93,091
Boeing Company                                              700          65,100
L-3 Communications Holdings, Inc.                           640          57,555
--------------------------------------------------------------------------------
                                                                        215,746
--------------------------------------------------------------------------------
AUTOMOTIVE--.7%
Toyota Motor Corporation Sponsored ADR#                     380          46,140
--------------------------------------------------------------------------------
BEVERAGES--.9%
Coca-Cola Company                                         1,155          60,279
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.4%
Amgen Inc.                                                  705          45,219
Gen-Probe Incorporated*                                     945          48,299
Gilead Sciences, Inc.                                       785          64,150
--------------------------------------------------------------------------------
                                                                        157,668
--------------------------------------------------------------------------------
BUSINESS SERVICES--.9%
Endeavor Acquisition Corp.*                               5,510          57,800
--------------------------------------------------------------------------------
CAPITAL MARKETS--.6%
Goldman Sachs Group, Inc.                                   190          41,536
--------------------------------------------------------------------------------
CASINOS & RESORTS--.8%
Ameristar Casinos, Inc.                                   1,685          51,157
--------------------------------------------------------------------------------
CHEMICALS--.2%
Zoltek Companies, Inc.*                                     465          14,155
--------------------------------------------------------------------------------
COMMERCIAL BANKS--.7%
Bank of America Corporation                                 955          48,610
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--.5%
Net 1 UEPS Technologies, Inc.*                            1,285          32,356
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--3.0%
Cisco Systems, Inc.*                                      3,210          85,835
Corning Incorporated*                                     2,550          60,486
Sonus Networks, Inc.*                                     6,630          51,250
--------------------------------------------------------------------------------
                                                                        197,571
--------------------------------------------------------------------------------
COMPUTER SERVICES--1.5%
CNET Networks, Inc.*                                      5,610          47,292
Digital River, Inc.*                                        930          54,433
--------------------------------------------------------------------------------
                                                                        101,725
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.7%
Apple Computer, Inc.*                                       615          61,377
Hewlett-Packard Company                                   1,190          50,147
Memc Electronic Materials, Inc.*                          1,230          67,502
--------------------------------------------------------------------------------
                                                                        179,026
--------------------------------------------------------------------------------
COMPUTER TECHNOLOGY--1.1%
Atheros Communications*                                   2,755          73,806
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | GREEN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--.6%
McDermott International, Inc.*                              770   $      41,318
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--.7%
United Therapeutics Corporation*                            865          48,362
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--.4%
AMETEK, Inc.                                                742          26,920
--------------------------------------------------------------------------------
ELECTRONICS--.8%
SONY CORPORATION                                          1,035          55,124
--------------------------------------------------------------------------------
ENERGY--2.4%
JA Solar Holdings Co. Ltd.*                               4,245         103,536
Nova Biosource Fuels, Inc.*                              18,000          52,560
--------------------------------------------------------------------------------
                                                                        156,096
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.8%
Calpine Corporation*                                     34,100         122,760
Cameron International Corp.*                                630          40,679
North American Energy Partner*                            2,000          42,800
Suntech Power Holdings Co., Ltd. ADR*#                    1,195          43,355
--------------------------------------------------------------------------------
                                                                        249,594
--------------------------------------------------------------------------------
FINANCE--.4%
Intercontinental Exchange Inc.*                             235          29,845
--------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES--.9%
GFI Group Inc.*                                             880          60,940
--------------------------------------------------------------------------------
FINANCIAL SERVICES--1.2%
AllianceBernstein Holding LP                                548          49,846
Chicago Mercantile Exchange Holdings Inc.                    55          28,421
--------------------------------------------------------------------------------
                                                                         78,267
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--.5%
Whole Foods Market, Inc.                                    755          35,326
--------------------------------------------------------------------------------
FREIGHT & LOGISTICS--.7%
FedEx Corp.                                                 440          46,394
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Hologic, Inc.*                                            1,005          57,838
Intuitive Surgical, Inc.*                                   255          33,063
Kyphon Inc.*                                                505          23,538
Ventana Medical Systems, Inc.*                              535          25,996
--------------------------------------------------------------------------------
                                                                        140,435
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.4%
Cardinal Health, Inc.                                       565          39,522
HealthExtras, Inc.*                                       2,040          63,138
Health Net Inc.*                                          1,035          55,952
UnitedHealth Group Incorporated                           1,190          63,141
--------------------------------------------------------------------------------
                                                                        221,753
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | GREEN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.5%
International Game Technology                             1,085   $      41,382
Starbucks Corporation*                                    3,915         121,443
--------------------------------------------------------------------------------
                                                                        162,825
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--.9%
Procter & Gamble Company                                    914          58,779
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.0%
General Electric Company                                  1,700          62,662
--------------------------------------------------------------------------------
INSURANCE--1.9%
American International Group, Inc.                          980          68,512
Covanta Holding Corporation*                              1,145          28,098
Hartford Financial Services Group, Inc. (The)               300          30,360
--------------------------------------------------------------------------------
                                                                        126,970
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.6%
Coldwater Creek Inc.*+                                    2,665          55,166
eBay Inc.*                                                3,405         115,566
--------------------------------------------------------------------------------
                                                                        170,732
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.3%
DealerTrack Holdings Inc.*                                1,585          52,305
Google Inc. Cl. A*                                          285         134,343
SINA Corp.*                                               1,000          34,480
Vocus, Inc.*                                              3,000          67,470
Yahoo! Inc.*                                              2,213          62,053
--------------------------------------------------------------------------------
                                                                        350,651
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--.8%
NexCen Brands, Inc.*                                      4,000          50,920
--------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--.7%
Cinemark Holdings, Inc.*                                  2,500          47,250
--------------------------------------------------------------------------------
MACHINERY--1.5%
Deere & Co.                                                 350          38,290
Terex Corporation*                                          800          62,280
--------------------------------------------------------------------------------
                                                                        100,570
--------------------------------------------------------------------------------
MEDIA--2.3%
Comcast Corporation Special Cl. A*                        2,045          53,988
DreamWorks Animation SKG, Inc. Cl. A*                     1,650          48,312
Focus Media Holding Limited ADR*#                         1,350          49,950
--------------------------------------------------------------------------------
                                                                        152,250
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--.5%
Northstar Neuroscience, Inc.*                             2,370          32,279
--------------------------------------------------------------------------------
METALS--2.2%
Blue Pearl Mining Ltd.*                                   9,000         144,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | GREEN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
METALS & MINING--4.7%
Cameco Corporation                                        3,975       $ 185,315
Paladin Resources Limited*                               15,975         125,404
--------------------------------------------------------------------------------
                                                                        310,719
--------------------------------------------------------------------------------
OIL & GAS--1.8%
RAM Energy Resources Inc.*                                8,000          38,400
Valero Energy Corporation                                   630          44,245
Warren Resources Inc.*                                    2,490          32,893
--------------------------------------------------------------------------------
                                                                        115,538
--------------------------------------------------------------------------------
OIL AND GAS EXPLORATION SERVICES--.7%
Petrobank Energy and Resources Ltd.*                      2,315          46,925
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--.9%
Bare Escentuals, Inc.*                                    1,415          57,208
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.6%
Abbott Laboratories                                         660          37,369
Barr Pharmaceuticals, Inc.*                                 905          43,766
Endo Pharmaceuticals Holdings Inc.*                         845          26,144
Pfizer Inc.                                               2,420          64,033
Schering-Plough Corporation                               1,760          55,845
Sepracor Inc.*                                            1,415          75,957
--------------------------------------------------------------------------------
                                                                        303,114
--------------------------------------------------------------------------------
PHOTOGRAPHY--.7%
Shutterfly, Inc.*                                         2,795          45,391
--------------------------------------------------------------------------------
PRINTING--.7%
VistaPrint Limited*                                       1,180          44,108
--------------------------------------------------------------------------------
REAL ESTATE--.8%
Jones Lang LaSalle Incorporated                             475          51,058
--------------------------------------------------------------------------------
RESTAURANTS--1.1%
McCormick & Schmick's Seafood Restaurants, Inc.*          2,575          68,933
--------------------------------------------------------------------------------
ROAD & RAIL--.5%
Burlington Northern Santa Fe Corporation                    345          30,201
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.4%
Broadcom Corporation Cl. A*                               1,520          49,476
ON Semiconductor Corporation*                             6,675          71,489
Ultra Clean Holdings, Inc.*                               2,405          35,209
--------------------------------------------------------------------------------
                                                                        156,174
--------------------------------------------------------------------------------
SOFTWARE--5.9%
Activision, Inc.*                                         3,080          61,600
Adobe Systems Incorporated                                2,115          87,899
Electronic Arts Inc.*                                       500          25,205
Microsoft Corporation                                     4,300         128,742
Synchronoss Technologies Inc.*                            1,630          36,577
VeriFone Holdings Inc.*                                   1,265          44,642
--------------------------------------------------------------------------------
                                                                        384,665
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | GREEN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
Crocs, Inc.*                                              1,180   $      65,938
Home Depot, Inc.                                            955          36,166
Urban Outfitters, Inc.*                                   3,310          85,266
--------------------------------------------------------------------------------
                                                                        187,370
--------------------------------------------------------------------------------
TELEPHONES--.7%
Orbcomm, Inc.*                                            4,015          46,454
--------------------------------------------------------------------------------
TEXTILES & APPAREL--1.1%
Iconix Brand Group, Inc.*                                 3,590          72,267
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--.5%
Deckers Outdoor Corporation*                                430          32,564
--------------------------------------------------------------------------------
UTILITIES--.7%
Veolia Environnement                                        570          47,019
--------------------------------------------------------------------------------
WASTE MANAGEMENT--.4%
Darling International Inc.*                               3,400          26,078
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--.6%
SBA Communications Corporation Cl. A*                     1,350          39,717
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $5,381,016)                                                  5,993,340
--------------------------------------------------------------------------------

PURCHASED OPTIONS--.1%                                CONTRACTS
--------------------------------------------------------------------------------
PUT OPTIONS
Coldwater Creek Inc./July/22.5+
   (Cost $5,538)                                             26           6,370
--------------------------------------------------------------------------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--5.9%                             AMOUNT
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $385,000)                                    $ 385,000         385,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $5,771,554)(a)                                    97.1%      6,384,710
Other Assets in Excess of Liabilities                       2.9         192,792
--------------------------------------------------------------------------------
NET ASSETS                                                100.0%  $   6,577,502
================================================================================

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR PORTION OF THE SECURITIES ARE PLEDGED AS COLLATERAL FOR OPTIONS
      WRITTEN.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $5,783,144 AMOUNTED TO $601,566 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $682,606 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $81,040.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -22-

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | GREEN FUND
SCHEDULE OF OPTIONS WRITTEN (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                         SHARES
                                                        SUBJECT
                                      CONTRACTS     TO CALL/PUT           VALUE
--------------------------------------------------------------------------------
CALL OPTIONS WRITTEN
Coldwater Creek Inc./July/25
   (Premiums Received $1,027)                13           1,300   $         455
--------------------------------------------------------------------------------
PUT OPTIONS WRITTEN
Coldwater Creek Inc./July/20
   (Premiums Received $2,522)                26           2,600           2,860
--------------------------------------------------------------------------------
TOTAL OPTIONS WRITTEN
   (Premiums Received $3,549)                                     $       3,315
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.                                          -23-

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | ALCHEMY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--95.1%                                     SHARES           VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Armor Holdings, Inc.*                                       700   $      50,050
--------------------------------------------------------------------------------
BIOTECHNOLOGY--6.8%
Amgen Inc.                                                  642          41,178
Celgene Corporation*                                        305          18,654
Cephalon, Inc.*                                             168          13,374
Gen-Probe Incorporated*                                     339          17,326
Gilead Sciences, Inc.                                       106           8,662
Onyx Pharmaceuticals, Inc.*                                 968          25,904
Regeneron Pharmaceuticals, Inc.*                            740          20,128
--------------------------------------------------------------------------------
                                                                        145,226
--------------------------------------------------------------------------------
BUSINESS SERVICES--2.5%
Endeavor Acquisition Corp.*                               2,738          28,722
TeleTech Holdings Inc.*                                     218           8,225
Quanta Services Inc.                                        600          16,494
--------------------------------------------------------------------------------
                                                                         53,441
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.1%
Bear Stearns Companies Inc.                                 290          45,153
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
Boston Private Financial Holdings, Inc.                     780          21,692
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--3.4%
Cisco Systems, Inc.*                                      1,555          41,581
Sonus Networks, Inc.*                                     3,911          30,232
--------------------------------------------------------------------------------
                                                                         71,813
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.0%
Apple Computer, Inc.*                                        86           8,583
Autodesk, Inc.                                              468          19,314
Hewlett-Packard Company                                     590          24,863
Memc Electronic Materials, Inc.*                            266          14,598
SanDisk Corporation*                                        402          17,467
--------------------------------------------------------------------------------
                                                                         84,825
--------------------------------------------------------------------------------
COMPUTER SERVICES--2.4%
ANSYS, Inc.*                                                477          24,422
Digital River, Inc.*                                        436          25,519
--------------------------------------------------------------------------------
                                                                         49,941
--------------------------------------------------------------------------------
COMPUTER TECHNOLOGY--1.3%
Atheros Communications*                                   1,008          27,004
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.6%
Chicago Bridge & Iron Company N.V.                        1,570          54,369
--------------------------------------------------------------------------------
CORRECTIONAL FACILITIES--1.3%
The Geo Group Inc.*                                         524          26,829
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--.8%
United Therapeutics Corporation*                            300          16,773
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | ALCHEMY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.4%
National-Oilwell Varco Inc.*                                611   $      51,843
--------------------------------------------------------------------------------
FINANCE--3.0%
Intercontinental Exchange Inc.*                             440          55,880
WNS Holdings Limited*                                       280           7,442
--------------------------------------------------------------------------------
                                                                         63,322
--------------------------------------------------------------------------------
FINANCIAL SERVICES--1.7%
Lazard Ltd.                                                 650          35,197
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Whole Foods Market, Inc.                                  1,050          49,129
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.8%
Royal Caribbean Cruises Ltd.                                551          22,905
Starbucks Corporation*                                    1,895          58,783
--------------------------------------------------------------------------------
                                                                         81,688
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Procter & Gamble Company                                    495          31,833
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.3%
General Electric Company                                  1,340          49,392
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES--.4%
Cognizant Technology Solutions Corporation Cl. A*            94           8,404
--------------------------------------------------------------------------------
INSURANCE--3.2%
American International Group, Inc.                          970          67,813
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.7%
eBay Inc.*                                                1,094          37,130
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.0%
DealerTrack Holdings Inc.*                                  385          12,705
Google Inc. Cl. A*                                           37          17,441
SINA Corp.*                                                 350          12,068
--------------------------------------------------------------------------------
                                                                         42,214
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--2.7%
NexCen Brands, Inc.*                                      4,490          57,157
--------------------------------------------------------------------------------
IT SERVICES--1.2%
Infosys Technologies Limited                                485          25,390
--------------------------------------------------------------------------------
MACHINERY--2.8%
Bucyrus International, Inc. Cl. A                           940          58,976
--------------------------------------------------------------------------------
MEDICAL DEVICES--1.5%
Dexcom Inc.*                                              4,114          32,789
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--1.5%
Accuray Inc.*                                               720          16,992
Northstar Neuroscience, Inc.*                             1,121          15,268
--------------------------------------------------------------------------------
                                                                         32,260
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | ALCHEMY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
METALS--2.4%
SXR Uranium One, Inc.*                                    3,461   $      51,846
--------------------------------------------------------------------------------
METALS & MINING--2.2%
Paladin Resources Limited*                                6,000          47,100
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.0%
Barr Pharmaceuticals, Inc.*                                 344          16,636
Merck & Co. Inc.                                            704          36,214
Sepracor Inc.*                                              344          18,466
Wyeth                                                       621          34,466
--------------------------------------------------------------------------------
                                                                        105,782
--------------------------------------------------------------------------------
PHOTOGRAPHY--.6%
Shutterfly, Inc.*                                           747          12,131
--------------------------------------------------------------------------------
RETAIL--1.3%
Sothebys Holdings Inc., Cl. A                               534          27,565
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
Lam Research Corporation*                                   509          27,374
ON Semiconductor Corporation*                             1,820          19,492
Tessera Technologies Inc.*                                  398          17,030
Ultra Clean Holdings, Inc.*                                 914          13,381
--------------------------------------------------------------------------------
                                                                         77,277
--------------------------------------------------------------------------------
SOFTWARE--2.8%
Adobe Systems Incorporated                                  287          11,928
Concur Technologies, Inc.*                                  927          16,473
Synchronoss Technologies Inc.*                            1,348          30,249
--------------------------------------------------------------------------------
                                                                         58,650
--------------------------------------------------------------------------------
SPECIALTY RETAIL--5.2%
Crocs, Inc.*                                                943          52,695
Urban Outfitters, Inc.*                                   2,241          57,728
--------------------------------------------------------------------------------
                                                                        110,423
--------------------------------------------------------------------------------
TELEPHONE COMMUNICATION--.8%
NICE Systems Ltd.*                                          470          17,226
--------------------------------------------------------------------------------
TEXTILES & APPAREL--2.8%
Iconix Brand Group, Inc.*                                 2,912          58,619
--------------------------------------------------------------------------------
TOBACCO--1.9%
Altria Group, Inc.                                          593          40,870
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
American Tower Corporation Cl. A*                           408          15,504
SBA Communications Corporation Cl. A*                       811          23,860
--------------------------------------------------------------------------------
                                                                         39,364
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $1,904,507)                                                  2,018,506
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | ALCHEMY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--5.6%                             AMOUNT           VALUE
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $120,000)                                    $ 120,000   $     120,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $2,024,507)(a)                                   100.7%      2,138,506
Liabilities in Excess of Other Assets                      (0.7)        (14,910)
--------------------------------------------------------------------------------
NET ASSETS                                                100.0%  $   2,123,596
================================================================================

*     NON-INCOME PRODUCING SECURITY.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $2,024,507 AMOUNTED TO $113,999 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $125,572 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $11,573.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -27-

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--90.0%                                     SHARES           VALUE
--------------------------------------------------------------------------------
UNITED STATES--11.0%

COMMERCIAL SERVICES & SUPPLIES--2.6%
Net 1 UEPS Technologies, Inc.*                            2,315   $      58,292
--------------------------------------------------------------------------------
FINANCE--2.2%
WNS Holdings Limited*                                     1,845          49,040
--------------------------------------------------------------------------------
FINANCIAL SERVICES--2.8%
Lazard Ltd.                                               1,175          63,626
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--.6%
Home Inns & Hotels Management, Inc.*                        370          12,680
--------------------------------------------------------------------------------
TELEPHONE COMMUNICATION--2.8%
NICE Systems Ltd.*                                        1,760          64,504
--------------------------------------------------------------------------------
TOTAL UNITED STATES
   (Cost $254,581)                                                      248,142
--------------------------------------------------------------------------------
BELGIUM--.4%

TELEPHONES--.4%
Belgacom SA                                                 215           9,501
--------------------------------------------------------------------------------
TOTAL BELGIUM
   (Cost $8,979)                                                          9,501
--------------------------------------------------------------------------------
BRAZIL--8.0%

METALS & MINING--5.0%
Companhia Vale do Rio Doce (CVRD) ADR#                    1,820          73,910
Paladin Resources Limited*                                5,104          40,066
--------------------------------------------------------------------------------
                                                                        113,976
--------------------------------------------------------------------------------
OIL & GAS--3.0%
Petroleo Brasileiro S.A. ADR#                               670          67,824
--------------------------------------------------------------------------------
TOTAL BRAZIL
   (Cost $161,278)                                                      181,800
--------------------------------------------------------------------------------
CHINA--4.4%

CONSTRUCTION & ENGINEERING--.5%
China National Building Material Company Ltd.*           11,540          12,422
--------------------------------------------------------------------------------
CONSUMER PRODUCTS--.3%
Win Hanverky Holdings Ltd.                               15,625           6,432
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
Netease.com Inc. ADR*#                                      995          17,990
SINA Corp.*                                                 585          20,171
--------------------------------------------------------------------------------
                                                                         38,161
--------------------------------------------------------------------------------
MEDIA--.6%
Focus Media Holding Limited ADR*#                           380          14,060
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
CHINA--(CONT.)

OIL & GAS--.5%
China Petroleum & Chemical Corp. (Sinopec)               12,075   $      10,621
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--.8%
China Mobile (Hong Kong) Limited                          2,085          19,046
--------------------------------------------------------------------------------
TOTAL CHINA
   (Cost $102,157)                                                      100,742
--------------------------------------------------------------------------------
DENMARK--.3%

MEDICAL PRODUCTS--.3%
Novo Nordisk A/S                                             64           6,300
--------------------------------------------------------------------------------
TOTAL DENMARK
   (Cost $5,420)                                                          6,300
--------------------------------------------------------------------------------
FRANCE--5.4%

ELECTRONIC EQUIPMENT & INSTRUMENTS--.5%
STMicroelectronics N.V.                                     531          10,442
--------------------------------------------------------------------------------
METALS--1.2%
Vallourec SA                                                100          27,586
--------------------------------------------------------------------------------
TRANSPORTATION--3.6%
Veolia Environment                                          990          82,337
--------------------------------------------------------------------------------
TOTAL FRANCE
   (Cost $103,753)                                                      120,365
--------------------------------------------------------------------------------
GERMANY--5.9%

CHEMICALS--1.5%
Bayer AG                                                    502          34,525
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--.7%
Suntech Power Holdings Co., Ltd. ADR*#                      425          15,419
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--.7%
Merck KGaA                                                  100          13,383
--------------------------------------------------------------------------------
FINANCE--.7%
Deutsche Boerse AG                                           67          15,770
--------------------------------------------------------------------------------
PERSONAL CARE--2.3%
Beiersdorf AG                                               717          51,847
--------------------------------------------------------------------------------
TOTAL GERMANY
   (Cost $118,640)                                                      130,944
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
GREAT BRITAIN--10.7%

AEROSPACE & DEFENSE--2.5%
Rolls-Royce Group Plc                                     5,748   $      55,237
Rolls-Royce Group Plc B Shares                          322,640             646
--------------------------------------------------------------------------------
                                                                         55,883
--------------------------------------------------------------------------------
BEVERAGES--1.0%
Diageo Plc                                                1,113          23,598
--------------------------------------------------------------------------------
BROADCASTING--.8%
British Sky Broadcasting Group plc                        1,687          19,404
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
HBOS Plc                                                    205           4,445
Lloyds TSB Group Plc                                      1,298          15,111
Royal Bank of Scotland Group Plc                             90           3,479
--------------------------------------------------------------------------------
                                                                         23,035
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
National Grid Plc                                         1,671          26,312
--------------------------------------------------------------------------------
MANUFACTURING--.9%
Reckitt Benckiser Plc                                       385          21,212
--------------------------------------------------------------------------------
OIL & GAS--.9%
Centrica Plc                                              2,605          20,235
--------------------------------------------------------------------------------
REAL ESTATE--.2%
British Land Company Plc                                    150           4,427
--------------------------------------------------------------------------------
RETAIL--1.2%
Marks & Spencer Group Plc                                 1,913          28,456
--------------------------------------------------------------------------------
TELEPHONES--.2%
BT Group Plc                                                615           3,897
--------------------------------------------------------------------------------
TOBACCO--.8%
British American Tobacco Plc                                555          17,245
--------------------------------------------------------------------------------
TOTAL GREAT BRITAIN
   (Cost $231,719)                                                      243,704
--------------------------------------------------------------------------------
HONG KONG--5.4%

BUILDING & CONSTRUCTION--.4%
China Communications Construction Company Ltd.*           7,875          10,330
--------------------------------------------------------------------------------
COMMERCIAL BANKS--.9%
The Bank of East Asia, Ltd.                               3,345          20,698
--------------------------------------------------------------------------------
FINANCIAL SERVICES--2.6%
Hong Kong Exchanges & Clearing Limited                    6,100          58,763
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
HONG KONG--(CONT.)

FOOD & BEVERAGES--.5%
FU JI Food & Catering Services                            3,435   $      10,518
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--.5%
Peace Mark (Holdings) Limited                            10,000          11,251
--------------------------------------------------------------------------------
MACHINERY--.5%
China Infrastructure Machinery Holdings Limited*          6,210          11,861
--------------------------------------------------------------------------------
METALS--0.0%
China Molybdenum Co.*                                        55              88
--------------------------------------------------------------------------------
TOTAL HONG KONG
   (Cost $117,556)                                                      123,509
--------------------------------------------------------------------------------
ISRAEL--1.4%

PHARMACEUTICALS--1.4%
Teva Pharmaceutical Industries Ltd. ADR#                    856          32,793
--------------------------------------------------------------------------------
TOTAL ISRAEL
   (Cost $31,467)                                                        32,793
--------------------------------------------------------------------------------
JAPAN--14.5%

AUTOMOTIVE--2.4%
Toyota Motor Corporation                                    890          54,535
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
FANUC LTD.                                                  405          39,937
--------------------------------------------------------------------------------
ELECTRONICS--2.7%
SONY CORPORATION                                          1,155          62,072
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--.2%
NTT Data Corporation                                          1           4,931
--------------------------------------------------------------------------------
MACHINERY--1.9%
NIPPON STEEL CORPORATION                                  6,487          42,139
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--.9%
Takeda Pharmaceutical Company Limited                       329          21,427
--------------------------------------------------------------------------------
REAL ESTATE--.5%
Sumitomo Realty & Development Co., Ltd.                     278          10,356
--------------------------------------------------------------------------------
TOBACCO--.6%
JAPAN TOBACCO INC.                                            3          14,716
--------------------------------------------------------------------------------
TOYS--3.1%
Nintendo Co., Ltd.                                          225          70,913
--------------------------------------------------------------------------------
TRANSPORTATION--.4%
East Japan Railway Company                                    1           8,145
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
JAPAN--(CONT.)

TOTAL JAPAN
   (Cost $322,542)                                                $     329,171
--------------------------------------------------------------------------------
MEXICO--3.2%

WIRELESS TELECOMMUNICATION SERVICES--3.2%
America Movil S.A. de C.V. Series L ADR#                  1,380          72,491
--------------------------------------------------------------------------------
TOTAL MEXICO
   (Cost $58,498)                                                        72,491
--------------------------------------------------------------------------------
NETHERLANDS--3.9%

BEVERAGES--.5%
Heineken NV                                                 230          12,357
--------------------------------------------------------------------------------
PUBLISHING--.2%
Reed Elsevier NV                                            205           3,866
--------------------------------------------------------------------------------
SOFTWARE--2.6%
TomTom NV*                                                1,390          59,169
--------------------------------------------------------------------------------
TELEPHONES--.6%
Koninklijke (Royal) KPN NV                                  795          13,571
--------------------------------------------------------------------------------
TOTAL NETHERLANDS
   (Cost $84,359)                                                        88,963
--------------------------------------------------------------------------------
NORWAY--1.0%

MEDIA--1.0%
Telenor ASA                                               1,260          23,521
--------------------------------------------------------------------------------
TOTAL NORWAY
   (Cost $22,260)                                                        23,521
--------------------------------------------------------------------------------
PORTUGAL--.5%

TELEPHONES--.5%
Portugal Telecom, SGPS, S.A.                                762          10,895
--------------------------------------------------------------------------------
TOTAL PORTUGAL
   (Cost $10,203)                                                        10,895
--------------------------------------------------------------------------------
SINGAPORE--1.7%

APPAREL--.4%
Hongguo International Holdings Limited                   12,633          10,323
--------------------------------------------------------------------------------
MISCELLANEOUS--.5%
Sino-Environment Technology Group Ltd.*                   4,680          10,670
--------------------------------------------------------------------------------
REAL ESTATE--.8%
CapitaRetail China Trust*                                 9,840          18,350
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
SINGAPORE--(CONT.)

TOTAL SINGAPORE
   (Cost $38,685)                                                 $      39,343
--------------------------------------------------------------------------------
SPAIN--3.6%

BUILDING & CONSTRUCTION--.6%
ACS, Actividades de Construccion y Servicios, S.A.          230          14,370
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
Iberdrola S.A.                                              561          27,832
--------------------------------------------------------------------------------
TELEPHONES--.6%
Telefonica S.A.                                             620          13,979
--------------------------------------------------------------------------------
RETAIL--1.2%
Industria de Diseno Textil, S.A.                            400          24,789
--------------------------------------------------------------------------------
TOTAL SPAIN
   (Cost $75,001)                                                        80,970
--------------------------------------------------------------------------------
SWEDEN--1.0%

MACHINERY--.5%
Atlas Copco AB                                              314          12,104
--------------------------------------------------------------------------------
RETAIL--.5%
Hennes & Mauritz AB (H&M)                                   183          12,209
--------------------------------------------------------------------------------
TOTAL SWEDEN
   (Cost $19,599)                                                        24,313
--------------------------------------------------------------------------------
SWITZERLAND--6.4%

FINANCE--3.0%
UBS AG                                                    1,029          67,623
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--3.2%
Novartis AG                                               1,094          63,992
Roche Holding AG                                             49           9,284
--------------------------------------------------------------------------------
                                                                         73,276
--------------------------------------------------------------------------------
RETAIL--.2%
Compagnie Financiere Richemont*                              89           5,420
--------------------------------------------------------------------------------
TOTAL SWITZERLAND
   (Cost $134,042)                                                      146,319
--------------------------------------------------------------------------------
TAIWAN--1.3%

COMPUTERS & PERIPHERALS--.4%
Foxconn Technology Co. Ltd.                                 926           8,781
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
TAIWAN--(CONT.)

IT SERVICES--.9%
Hon Hai Precision Industry Co., Ltd.                      3,130   $      20,839
--------------------------------------------------------------------------------
TOTAL TAIWAN
   (Cost $30,871)                                                        29,620
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $1,931,610)                                                  2,043,406
--------------------------------------------------------------------------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--8.1%                             AMOUNT           VALUE
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $184,000)                                    $ 184,000         184,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $2,115,610)(a)                                    98.1%      2,227,406
Other Assets in Excess of Liabilities                       1.9          41,991
--------------------------------------------------------------------------------

NET ASSETS                                                100.0%  $   2,269,397
================================================================================

*     NON-INCOME PRODUCING SECURITIES.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION ON INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $2,115,610 AMOUNTED TO $111,796 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $151,714 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $39,918.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -34-

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
THE SPECTRA FUNDS
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)  APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                                        International
                                                  Spectra         Green       Alchemy   Opportunities
                                                     Fund          Fund          Fund            Fund
------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value
   (identified cost*)--see
   accompanying schedules of
   investments                              $ 213,760,536   $ 6,384,710   $ 2,138,506   $   2,227,406
Cash                                            1,834,441        58,333           673           1,948
Receivable for investment
   securities sold                              8,885,245        31,931        21,527          27,310
Receivable for shares of beneficial
   interest sold                                  811,653       161,453            --           1,000
Dividends and interest receivable                  49,944           858           243          12,153
Receivable from Investment
   Manager--Note 2(a)                              35,022         3,124         1,653              --
Prepaid Expenses                                   33,707        14,384           166           8,763
------------------------------------------------------------------------------------------------------
   Total Assets                               225,410,548     6,654,793     2,162,768       2,278,580
======================================================================================================
Liabilities:
Payable for investment securities
   purchased                                   10,562,848        47,500        36,135              --
Written options outstanding                            --         3,315            --              --
Payable for shares of beneficial
   interest redeemed                              168,680           896            --              --
Investment advisory fees payable                  207,053         3,678         1,363           1,857
Accrued transfer agent fees                        21,440           199            31             121
Accrued distribution fees                          44,624         1,295           401             464
Accrued administrative fees                         7,140           207            64              74
Trustees' fees payable                              4,529            --           795             905
Accrued expenses                                   86,646        20,201           383           5,762
------------------------------------------------------------------------------------------------------
   Total Liabilities                           11,102,960        77,291        39,172           9,183
------------------------------------------------------------------------------------------------------
NET ASSETS                                  $ 214,307,588   $ 6,577,502   $ 2,123,596   $   2,269,397
======================================================================================================

NET ASSETS CONSIST OF:
   Paid in capital                          $ 385,979,578   $ 5,792,257   $ 2,001,333   $   2,142,680
   Undistributed net investment
      income (accumulated loss)                  (625,500)       (8,721)         (181)         10,894
   Undistributed net realized gain
      (accumulated loss)                     (185,838,272)      180,576         8,445           4,027
   Net unrealized appreciation
      (depreciation) of investments            14,791,782       613,390       113,999         111,796
------------------------------------------------------------------------------------------------------
NET ASSETS                                  $ 214,307,588   $ 6,577,502   $ 2,123,596   $   2,269,397
======================================================================================================
Net Asset Value Per Share                   $        9.86   $      6.70   $     10.61   $       10.61
======================================================================================================
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING--NOTE 5                         21,734,711       981,354       200,129         213,821
======================================================================================================
*Identified Cost                            $ 198,968,754   $ 5,771,554   $ 2,024,507   $   2,115,610
======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -36-

--------------------------------------------------------------------------------
THE SPECTRA FUNDS
STATEMENT OF OPERATIONS (UNAUDITED) FOR THE PERIOD ENDED APRIL 30, 2007
--------------------------------------------------------------------------------

                                                                                        International
                                                  Spectra         Green       Alchemy   Opportunities
                                                     Fund      Fund(**)     Fund(***)      Fund(****)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income:
   Dividends (net of foreign
      withholding taxes*)                   $     974,737   $    11,932   $       526   $      13,921
   Interest                                       123,949         8,674         1,283           2,729
------------------------------------------------------------------------------------------------------
   Total Income                                 1,098,686        20,606         1,809          16,650
======================================================================================================
EXPENSES:
   Investment advisory
      fees--Note 2(a)                           1,479,916        16,570         1,363           3,489
   Shareholder servicing
      fees--Note 2(e)                             126,344         2,399            --              --
   Distribution fees--Note 2(e)                   125,353         4,425           401             872
   Administrative fees--Note 2(a)                  38,809           907            64             140
   Custodian Fees                                  22,407        11,552           174           5,368
   Transfer agent fees and
      expenses--Note 2(b)                         125,985        13,457            45             219
   Professional Fees                               39,862         8,100           139             303
   Printing fees                                   75,200           310            99             101
   Trustees fees                                    5,296         5,272           795           1,922
   Interest expense                                21,847            --            --              --
   Registration Fees                               19,268        23,415             7           3,127
   Miscellaneous                                   38,292         1,531           556             933
------------------------------------------------------------------------------------------------------
Total Expenses                                  2,118,579        87,938         3,643          16,474
------------------------------------------------------------------------------------------------------
Less, expense reimbursement
   --Note 2(a)                                   (394,393)      (58,611)       (1,653)        (10,718)
------------------------------------------------------------------------------------------------------
Net Expenses                                    1,724,186        29,327         1,990           5,756
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                     (625,500)       (8,721)         (181)         10,894
======================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments            $  31,015,007   $   266,901   $     8,445   $       6,658
Net realized loss on foreign
   currency transactions                           (6,370)         (108)           --          (2,631)
Net realized gain on
   options written                                     --         3,107            --              --
Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                 (284,930)      326,487       113,999         111,796
Net change in unrealized
   appreciation (depreciation)
   on options                                      25,699         1,066            --              --
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
   investments and foreign currency            30,749,406       597,453       122,444         115,823
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                $  30,123,906   $   588,732   $   122,263   $     126,717
======================================================================================================
*Foreign withholding taxes                  $         566   $        27   $        --   $          --
======================================================================================================

** COMMENCED OPERATIONS JANUARY 12, 2007. RESULTS FROM OPERATIONS FROM NOVEMBER 1, 2006 TO JANUARY 11, 2007 ARE THAT OF ITS PREDECESSOR FUND, ALGER GREEN INSTITUTIONAL FUND. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

***   COMMENCED OPERATIONS APRIL 2, 2007.

****  COMMENCED OPERATIONS MARCH 1, 2007.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -37-

--------------------------------------------------------------------------------
THE SPECTRA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 Spectra Fund
--------------------------------------------------------------------------------------------------------
                                                                               For the          For the
                                                                            Six Months       Year Ended
                                                                                 Ended      October 31,
                                                                        April 30, 2007             2006
                                                                           (unaudited)      (unaudited)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                                            $     (625,500)   $  (2,371,287)
Net realized gain on investments, options and foreign
   currency transactions                                                    31,008,637       39,111,186
Net change in unrealized appreciation (depreciation)
   on investments, options and foreign currency translations                  (259,231)       2,566,143
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        30,123,906       39,306,042
Distributions to shareholders from:
   Net realized gains
   Class I                                                                          --               --
   Class R                                                                          --               --
--------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                                 --               --
--------------------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest transactions:
   Class A                                                                          --       (5,081,306)
   Class N                                                                  (7,203,514)     (34,459,012)
   Class I                                                                          --               --
   Class R                                                                          --               --
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in beneficial interest transactions--Note 5(a)      (7,203,514)     (39,540,318)
--------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                               22,920,392         (234,276)
Net Assets:
   Beginning of period                                                     191,387,196      191,621,472
--------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                        $  214,307,588     $191,387,196
========================================================================================================
   Undistributed net investment income (accumulated loss)                     (625,500)              --
========================================================================================================

* COMMENCED OPERATIONS JANUARY 12, 2007. TOTAL INCREASE IN NET ASSETS FROM NOVEMBER 1, 2006 TO JANUARY 11, 2007 AND FOR THE YEAR ENDED OCTOBER 31, 2006 ARE THAT OF ITS PREDECESSOR FUND, ALGER GREEN INSTITUTIONAL FUND. SEE
      NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

**    COMMENCED OPERATIONS APRIL 2, 2007.

***   COMMENCED OPERATIONS MARCH 1, 2007.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -38-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                                     International
                                                                                                                     Opportunities
                                                                            Green Fund(*)          Alchemy Fund(**)      Fund(***)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            For the                        For the         For the
                                                                       Period Ended       For the     Period Ended    Period Ended
                                                                          April 30,    Year Ended        April 30,       April 30,
                                                                               2007   October 31,             2007            2007
                                                                        (unaudited)          2006      (unaudited)     (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                           $     (8,721)      (15,394)    $       (181)  $      10,894
Net realized gain on investments, options and foreign
   currency transactions                                                    269,900       361,198            8,445           4,027
Net change in unrealized appreciation (depreciation)
   on investments, options and foreign currency translations                327,553        78,477          113,999         111,796
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        588,732       424,281          122,263         126,717
Distributions to shareholders from:
   Net realized gains
   Class I                                                                 (299,356)     (161,550)              --              --
   Class R                                                                 (135,264)      (41,659)              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                        (434,620)     (203,209)              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from shares of beneficial interest transactions:
   Class A                                                                       --            --               --              --
   Class N                                                                6,196,334            --        2,001,333       2,142,680
   Class I                                                               (2,297,645)      775,455               --              --
   Class R                                                                 (673,802)      342,318               --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in beneficial interest transactions--Note 5(a)    3,224,887     1,117,773        2,001,333       2,142,680
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                             3,378,999     1,338,845        2,123,596       2,269,397
Net Assets:
   Beginning of period                                                    3,198,503     1,859,658               --              --
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $  6,577,502   $ 3,198,503     $  2,123,596    $  2,269,397
===================================================================================================================================
   Undistributed net investment income (accumulated loss)              $     (8,721)           --     $       (181)   $     10,894
===================================================================================================================================

--------------------------------------------------------------------------------
THE SPECTRA FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                     INCOME FROM
                                                                INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
                                                                         NET
                                                                      REALIZED
                                          NET ASSET                AND UNREALIZED     TOTAL      DISTRIBUTIONS
                                            VALUE,        NET        GAIN (LOSS)       FROM          FROM
                                          BEGINNING   INVESTMENT         ON         INVESTMENT   NET REALIZED
                                          OF PERIOD    LOSS(ii)      INVESTMENTS    OPERATIONS       GAINS
---------------------------------------------------------------------------------------------------------------
SPECTRA FUND
---------------------------------------------------------------------------------------------------------------
Six months ended 4/30/07 (i)              $    8.49   $    (0.03)     $   1.40       $  1.37            --
Year ended 10/31/06                            6.94        (0.10)         1.65          1.55            --
Year ended 10/31/05                            5.84        (0.05)         1.15          1.10            --
Year ended 10/31/04                            5.88        (0.10)         0.06         (0.04)           --
Year ended 10/31/03                            4.76        (0.07)         1.19          1.12            --
Year ended 10/31/02                            6.32        (0.09)        (1.47)        (1.56)           --
---------------------------------------------------------------------------------------------------------------
GREEN FUND (vii)
---------------------------------------------------------------------------------------------------------------
Class N
Six months ended 4/30/07 (i)              $    6.61   $    (0.01)     $   0.87       $  0.86       $ (0.77)
Year ended 10/31/06                            6.17        (0.03)         1.13          1.10         (0.66)
Year ended 10/31/05                            5.37        (0.01)         1.05          1.04         (0.24)
Year ended 10/31/04                            5.38        (0.05)         0.07          0.02         (0.03)
Year ended 10/31/03                            4.43        (0.09)         1.04          0.95            --
Year ended 10/31/02                            6.37        (0.77)        (1.17)        (1.94)           --
---------------------------------------------------------------------------------------------------------------
ALCHEMY FUND
---------------------------------------------------------------------------------------------------------------
From 4/2/07 (commencement
   of operations) to 4/30/07 (i)          $   10.00   $       --      $   0.61       $  0.61            --
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
---------------------------------------------------------------------------------------------------------------
From 3/1/07 (commencement
   of operations) to 4/30/07 (i)          $   10.00   $     0.05      $   0.56       $  0.61            --
---------------------------------------------------------------------------------------------------------------

(i)   UNAUDITED. RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN
      ANNUALIZED.

(ii)  AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(iii) AMOUNT HAS BEEN REDUCED BY 0.38% DUE TO EXPENSE REIMBURSEMENT.

(iv)  AMOUNT HAS BEEN REDUCED BY 2.51% DUE TO EXPENSE REIMBURSEMENT.

(v)   AMOUNT HAS BEEN REDUCED BY 1.07% DUE TO EXPENSE REIMBURSEMENT.

(vi)  AMOUNT HAS BEEN REDUCED BY 3.07% DUE TO EXPENSE REIMBURSEMENT.

(vii) COMMENCED OPERATIONS JANUARY 12, 2007. FINANCIAL HIGHLIGHTS PRIOR TO JANUARY 12, 2007 ARE THAT OF ITS PREDECESSOR FUND, ALGER GREEN INSTITUTIONAL FUND. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -40-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                     NET ASSETS,                    RATIO OF NET
                                          NET ASSET                    END OF       RATIO OF         INVESTMENT
                                            VALUE,                     PERIOD       EXPENSES            LOSS
                                             END                       (000'S      TO AVERAGE        TO AVERAGE      PORTFOLIO
                                          OF PERIOD   TOTAL RETURN     OMITTED)    NET ASSETS        NET ASSETS    TURNOVER RATE
--------------------------------------------------------------------------------------------------------------------------------
SPECTRA FUND
--------------------------------------------------------------------------------------------------------------------------------
Six months ended 4/30/07 (i)              $    9.86        16.1%     $   214,308         1.64%(iii)    (0.60)%        150.35%
Year ended 10/31/06                            8.49        22.3          191,387         2.01          (1.20)         232.20
Year ended 10/31/05                            6.94        18.8          187,542         2.07          (0.81)         247.72
Year ended 10/31/04                            5.84        (0.7)         210,439         1.98          (1.63)         159.35
Year ended 10/31/03                            5.88        23.5          257,337         2.03          (1.39)         192.19
Year ended 10/31/02                            4.76       (24.7)         252,620         1.98          (1.52)         172.25
--------------------------------------------------------------------------------------------------------------------------------
GREEN FUND (vii)
--------------------------------------------------------------------------------------------------------------------------------
Class N
Six months ended 4/30/07 (i)              $    6.70        14.0%     $     6,578         1.25%(iv)     (0.37)%         80.02%
Year ended 10/31/06                            6.61        19.1            2,446         1.25(viii)    (0.53)         209.65
Year ended 10/31/05                            6.17        19.8            1,505         1.25(ix)      (0.25)         152.60
Year ended 10/31/04                            5.37         0.3            1,277         1.34(x)       (1.04)         166.03
Year ended 10/31/03                            5.38        21.4            1,277         2.26          (1.69)         187.82
Year ended 10/31/02                            4.43       (30.5)              46        13.48         (13.17)         205.83
--------------------------------------------------------------------------------------------------------------------------------
ALCHEMY FUND
--------------------------------------------------------------------------------------------------------------------------------
From 4/2/07 (commencement
   of operations) to 4/30/07 (i)          $   10.61        6.10%     $     2,124         1.20%(v)      (0.07)%          5.05%
--------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
From 3/1/07 (commencement
   of operations) to 4/30/07 (i)          $   10.61        6.10%     $     2,269         1.65%(vi)      3.12%           7.93%
--------------------------------------------------------------------------------------------------------------------------------

(viii) AMOUNT HAS BEEN REDUCED BY 5.79% DUE TO EXPENSE REIMBURSEMENT.

(ix)  AMOUNT HAS BEEN REDUCED BY 0.75% DUE TO EXPENSE REIMBURSEMENT.

(x)   AMOUNT HAS BEEN REDUCED BY 0.90% DUE TO EXPENSE REIMBURSEMENT.

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The Spectra Funds (the "Trust") is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in four funds--Spectra Fund, Green Fund, Alchemy Fund and International Opportunities Fund (collectively, the "Funds" or individually, each a "Fund"). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

The Green Fund commenced operations on January 12, 2007 after the reorganization of the Class I and R Shares of the Alger Green Institutional Fund into the Class N Shares of the Green Fund. Information of the Green Fund prior to January 12, 2007 is that of the Alger Green Institutional Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(a) Investment Valuation--Investments in securities are valued each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price, or in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Short-term notes are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007 the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

(b) Securities Transactions and Investment Income--Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) Foreign Currency Translations--The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of Operations.

(d) Repurchase Agreements--The Funds may enter into repurchase agreements with institutions approved by the Board of Trustees. The repurchase agreements are collateralized by U.S. Government and agency securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Fund. Additional collateral is obtained when necessary.

(e) Option Contracts--When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. Purchasing call and put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Portfolio Securities--The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund's total assets, as defined. The Funds earn fees on the securities loaned.

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Fund on the next business day. There were no securities on loan during the six months ended April 30, 2007.

(g) Dividends to Shareholders--Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassifications have no impact on the net asset value of the Funds and is designed to present the Funds' capital accounts on a tax basis.

(h) Federal Income Taxes--It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided the Funds maintain such compliance, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

(i) Indemnification--The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(j) Other--These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 2 -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

(a) Investment Advisory and Administration Fees: Fees incurred by each Fund, pursuant to the provisions of its Investment Advisory Agreement and Administration Agreement with Fred Alger Management, Inc. (Alger Management), are payable monthly and computed based on the value of the average daily net assets of each Fund, at the following rates:

                                              Advisory Fee   Administration Fee
--------------------------------------------------------------------------------
   Spectra Fund                                    1.46%            .04%
--------------------------------------------------------------------------------
   Green Fund                                       .71             .04
--------------------------------------------------------------------------------
   Alchemy Fund                                     .85             .04
--------------------------------------------------------------------------------
   International Opportunities Fund                1.00             .04
--------------------------------------------------------------------------------

Prior to September 12, 2006, Alger Management provided both advisory services and administrative services to the Spectra Fund pursuant to an investment management agreement with the Fund.

Effective February 28, 2007, Alger Management has established an expense cap for each of the Funds, whereby it reimbursed the Funds if annualized operating expenses (excluding interest, taxes, brokerage, and extraordinary expenses) exceed the rates, based on average daily net assets, listed below:

                                                         Fees Waived/Reimbursed
                                                        for the Six Months Ended
                                          Expense Cap        April 30, 2007
--------------------------------------------------------------------------------
   Spectra Fund                              1.50%             $ 394,393
--------------------------------------------------------------------------------
   Green Fund                                1.25                 58,611
--------------------------------------------------------------------------------
   Alchemy Fund                              1.20                  1,653
--------------------------------------------------------------------------------
   International Opportunities Fund          1.65                 10,718
--------------------------------------------------------------------------------

As part of its settlement with the New York State Attorney General (see Note 7 --Litigation) Alger Management has agreed to reduce the Spectra Fund's advisory fee to 1.16% for the period from December 1, 2006 to November 30, 2011.

(b) Shareholder Administrative Fees--The Trust has entered into a shareholder administrative services agreement with Alger Shareholder Services, Inc. ("Alger Services") to compensate Alger Services on a per account basis for its liaison and administrative oversight of the transfer agent and related services. During the period ended April 30, 2007, the Spectra Fund, the Green Fund, the Alchemy Fund and the International Opportunities Fund incurred fees of $18,550, $139, $1 and $3, respectively, for these services provided by Alger Services.

(c) Brokerage Commissions--During the period ended April 30, 2007, the Spectra Fund, the Green Fund, the Alchemy Fund and the International Opportunities Fund paid Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, $308,999, $4,988, $51 and $153 in connection with securities transactions.

(d) Trustees' Fees--Certain trustees and officers of the Trust are directors and officers of Alger Management, Alger Inc. and Alger Services. The Fund pays each trustee

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

who is not affiliated with Alger Management or its affiliates an annual fee of $2,000. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional annual fee of $500 per Fund.

(e) Distribution/Shareholder Servicing Fees--The Trust entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Fund with ongoing servicing of shareholder accounts. As compensation for such services, the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of the Fund's average daily net assets. The shareholder servicing agreement was terminated on February 28, 2007. On March 1, 2007, the Funds adopted a distribution plan pursuant to which Class N shares of each Fund pays Alger Inc. a fee at the annual rate of .25% of the respective average daily net assets of each Class N shares of the designated Funds to compensate Alger Inc. for its activities and expenses incurred in distributing the Class N shares. Fees charged may be more or less than the expenses incurred by Alger Inc.

NOTE 3 -- SECURITIES TRANSACTIONS:

The following summarizes the securities transaction by the Trust, other than short-term securities, for the six months ended April 30, 2007:

                                                      PURCHASES       SALES
--------------------------------------------------------------------------------
SPECTRA FUND                                        $301,545,080   $313,314,072
--------------------------------------------------------------------------------
GREEN FUND                                             5,888,115      3,491,642
--------------------------------------------------------------------------------
ALCHEMY FUND                                           1,997,970        101,909
--------------------------------------------------------------------------------
OPPORTUNITIES FUND                                     2,084,240        159,283
--------------------------------------------------------------------------------

As of April 30, 2007, the Green Fund had portfolio securities valued at $33,280 segregated as collateral for written options.

Written call and put option activity for the six months ended April 30, 2007 was as follows:

                                                         Number of    Premiums
                                                         Contracts    Received
--------------------------------------------------------------------------------
   Spectra Fund
--------------------------------------------------------------------------------
   Options outstanding at October 31, 2006                    --             --
--------------------------------------------------------------------------------
   Options written                                         1.315      $ 454,809
--------------------------------------------------------------------------------
   Options closed or expired                                  --             --
--------------------------------------------------------------------------------
   Options exercised                                       1,315        454,809
--------------------------------------------------------------------------------
   OPTIONS OUTSTANDING AT APRIL 30, 2007                      --             --
--------------------------------------------------------------------------------
   Green Fund
--------------------------------------------------------------------------------
   Options outstanding at October 31, 2006                    --             --
--------------------------------------------------------------------------------
   Options written                                            91      $   9,698
--------------------------------------------------------------------------------
   Options closed or expired                                  52          6,149
--------------------------------------------------------------------------------
   Options exercised                                          --             --
--------------------------------------------------------------------------------
   OPTIONS OUTSTANDING AT APRIL 30, 2007                      39          3,549
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 4 -- LINES OF CREDIT:
--------------------------------------------------------------------------------

The Trust participates in a committed line of credit with other mutual funds managed by Alger Management. All borrowings have variable interest rates and are payable on demand. To the extent the Funds borrow under these lines, the Funds must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2007, the Spectra Fund had borrowings which averaged $748,663 at a weighted average interest rate of 5.88%.

NOTE 5 -- SHARE CAPITAL:
--------------------------------------------------------------------------------

(a) The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. The transaction of shares of beneficial interest were as follows:

During the period ended April 30, 2007, transactions of beneficial interest were as follows:

                                                      SHARES         AMOUNT
--------------------------------------------------------------------------------
SPECTRA FUND CLASS N
--------------------------------------------------------------------------------
   Shares sold                                       2,845,722   $   26,626,006
   Shares redeemed                                  (3,646,863)     (33,829,520)
--------------------------------------------------------------------------------
   Net decrease                                       (801,141)  $   (7,203,514)
================================================================================
GREEN FUND
--------------------------------------------------------------------------------
CLASS N*
--------------------------------------------------------------------------------
   Shares sold                                         423,970   $    2,734,886
   Shares issued in reorganization                     630,628        3,935,701
   Shares redeemed                                     (73,244)        (474,253)
--------------------------------------------------------------------------------
   Net increase                                        981,354   $    6,196,334
================================================================================
CLASS I
--------------------------------------------------------------------------------
   Shares sold                                          16,029   $      109,079
   Dividends reinvested                                 46,165          290,688
   Shares redeemed in reorganization                  (430,838)      (2,688,841)
   Shares redeemed                                      (1,346)          (8,571)
--------------------------------------------------------------------------------
   Net decrease                                       (369,990)  $   (2,297,645)
================================================================================
CLASS R
--------------------------------------------------------------------------------
   Shares sold                                         111,099   $      719,466
   Dividends reinvested                                 11,561           71,285
   Shares redeemed in reorganization                  (204,297)      (1,246,860)
   Shares redeemed                                     (34,521)        (217,693)
--------------------------------------------------------------------------------
   Net decrease                                       (116,158)  $     (673,802)
================================================================================
ALCHEMY FUND CLASS N**
--------------------------------------------------------------------------------
   Shares sold                                         200,129   $    2,001,333
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                       SHARES        AMOUNT
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND CLASS N***
--------------------------------------------------------------------------------
   Shares sold                                         213,821   $    2,142,680
--------------------------------------------------------------------------------

*     INITIALLY OFFERED JANUARY 12, 2007.

**    INITIALLY OFFERED APRIL 2, 2007.

***   INITIALLY OFFERED MARCH 1, 2007.

During the year ended October 31, 2006, transactions of the shares of beneficial interest were as follows:

                                                      SHARES         AMOUNT
--------------------------------------------------------------------------------
SPECTRA FUND CLASS A
--------------------------------------------------------------------------------
   Shares sold                                         265,410   $    2,092,222
   Shares redeemed                                    (851,221)      (7,173,528)
--------------------------------------------------------------------------------
   Net decrease                                       (585,811)  $   (5,081,306)
================================================================================
SPECTRA FUND CLASS N
--------------------------------------------------------------------------------
   Shares sold*                                      1,782,867   $   14,496,660
   Shares redeemed                                  (6,273,598)     (48,955,672)
--------------------------------------------------------------------------------
   Net decrease                                     (4,490,731)  $  (34,459,012)
================================================================================
GREEN FUND CLASS I
--------------------------------------------------------------------------------
   Shares sold                                         105,469   $      653,995
   Dividends reinvested                                 25,842          153,241
   Shares redeemed                                      (5,334)         (31,781)
--------------------------------------------------------------------------------
   Net increase                                        125,977   $      775,455
================================================================================
GREEN FUND CLASS R
--------------------------------------------------------------------------------
   Shares sold                                          99,235   $      597,158
   Dividends reinvested                                  7,133           41,659
   Shares redeemed                                     (48,444)        (296,499)
--------------------------------------------------------------------------------
   Net increase                                         57,924   $      342,318
================================================================================

* INCLUDES 709,329 SHARES VALUED AT $6,063,772 ISSUED TO CLASS A SHAREHOLDERS IN CONNECTION WITH THE CONVERSION OF CLASS A SHARES INTO CLASS N SHARES ON OCTOBER 16, 2006.

(b) Redemption Fee--The Fund may impose a 2.00% redemption fee on Fund shares redeemed (including shares redeemed by exchange) within 30 days after such shares were acquired. The fees retained by the Fund are included as paid-in capital on the Statement of Assets and Liabilities. During the six months ended April 30, 2007 and the year ended October 31, 2006, redemption fees were 4,028 and $93 respectively.

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 6 -- TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------

The tax character of distributions paid during the six months ended April 30, 2007 and the year ended October 31, 2006 were as follows:

                                            SIX MONTHS ENDED      YEAR ENDED
                                             APRIL 30, 2007    OCTOBER 31, 2006
--------------------------------------------------------------------------------
SPECTRA FUND
--------------------------------------------------------------------------------
   Distributions paid from:
      Ordinary income                               --                       --
      Long-term capital gain                        --                       --
--------------------------------------------------------------------------------
      Total distributions paid                      --                       --
================================================================================
GREEN FUND
--------------------------------------------------------------------------------
   Distributions paid from:
      Ordinary income                               --         $        144,437
      Long-term capital gain                        --                   58,772
--------------------------------------------------------------------------------
      Total distributions paid                      --         $        203,209
================================================================================

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

SPECTRA FUND
--------------------------------------------------------------------------------
   Undistributed ordinary capital                              $             --
--------------------------------------------------------------------------------
   Undistributed long-term gain                                              --
--------------------------------------------------------------------------------
   Unrealized appreciation                                     $     14,030,347
--------------------------------------------------------------------------------
GREEN FUND
--------------------------------------------------------------------------------
   Undistributed ordinary capital                              $        187,179
--------------------------------------------------------------------------------
   Undistributed long-term gain                                         169,707
--------------------------------------------------------------------------------
   Unrealized appreciation                                     $        274,247
--------------------------------------------------------------------------------

The differences between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2006, the Spectra Fund, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

EXPIRATION DATE                                                     AMOUNT
--------------------------------------------------------------------------------
     2009                                                      $    108,758,942
     2010                                                           107,067,302
--------------------------------------------------------------------------------
                                                               $    215,826,244
================================================================================

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 7 -- LITIGATION:
--------------------------------------------------------------------------------

Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On October 11, 2006, Alger Management, Alger Inc. and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007 the Securities and Exchange Commission issued an order implementing settlements reached with Alger Management and Alger Inc. As part of the settlements with the Commission and the NYAG, without admitting or denying liability, the firms paid $30 million to reimburse fund shareholders and a fine of $10 million; and agreed to certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Funds that the settlement has not adversely affected the operations of Alger Management, Alger Inc. or their affiliates, or adversely affected their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC") in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended, (the "Investment Company Act") and of Sections 206 and 215 of the

--------------------------------------------------------------------------------
THE SPECTRA FUNDS | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and
(iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended, (the "1934 Act"), and Section 34(b) of the Investment Company Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

As a result of a series of court orders, all claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under
Section 36(b) of the Investment Company Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

--------------------------------------------------------------------------------
THE SPECTRA FUNDS
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including redemption fees; and ongoing costs, including advisory fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2006 and ending April 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
THE SPECTRA FUNDS
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                               EXPENSES PAID
                                           BEGINNING           ENDING        DURING THE PERIOD
                                         ACCOUNT VALUE     ACCOUNT VALUE    NOVEMBER 1, 2006 TO
                                        NOVEMBER 1, 2006   APRIL 30, 2007    APRIL 30, 2007(b)
-----------------------------------------------------------------------------------------------
SPECTRA FUND:         Actual               $1,000.00         $1,161.40            $8.79
                      Hypothetical(a)       1,000.00          1,016.66             8.20
-----------------------------------------------------------------------------------------------
GREEN FUND:           Actual               $1,000.00         $1,139.90            $6.63
                      Hypothetical(a)       1,000.00          1,018.60             6.26
-----------------------------------------------------------------------------------------------
ALCHEMY FUND:         Actual*              $1,000.00         $1,061.00            $6.13
                      Hypothetical(a)       1,000.00          1,018.84             6.01
-----------------------------------------------------------------------------------------------
INTERNATIONAL
OPPORTUNITIES FUND:   Actual**             $1,000.00         $1,061.00            $8.43
                      Hypothetical(a)       1,000.00          1,016.61             8.25
-----------------------------------------------------------------------------------------------

(a)   5% ANNUAL RETURN BEFORE EXPENSES.

(b) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF THE RESPECTIVE FUND MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

*     FROM 4/2/07 COMMENCEMENT OF OPERATIONS.

**    FROM 3/1/07 COMMENCEMENT OF OPERATIONS.

PROXY VOTING RESULTS

Special meetings of the Funds' shareholders were held on January 17, 2007 and February 14, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one share held on the record date for the meeting.

PROPOSAL 1 - TO ELECT SIX TRUSTEES OF THE FUND.

HILARY M. ALGER                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  13,151,531      97.5%
--------------------------------------------------------------------------------
   Withheld                                                331,031       2.5%
--------------------------------------------------------------------------------
   Total                                                13,482,562     100.0%
================================================================================

CHARLES F. BAIRD, JR.                                   # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  13,165,153      97.6%
--------------------------------------------------------------------------------
   Withheld                                                317,409       2.4%
--------------------------------------------------------------------------------
   Total                                                13,482,562     100.0%
================================================================================

ROGER P. CHEEVER                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  13,172,035      97.7%
--------------------------------------------------------------------------------
   Withheld                                                310,527       2.3%
--------------------------------------------------------------------------------
   Total                                                13,482,562     100.0%
================================================================================

--------------------------------------------------------------------------------
SPECTRA FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

LESTER L. COLBERT, JR.                                  # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  13,165,258       97.6%
--------------------------------------------------------------------------------
   Withheld                                                317,304        2.4%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

STEPHEN E. O'NEIL                                       # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  13,170,739       97.7%
--------------------------------------------------------------------------------
   Withheld                                                311,823        2.3%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

NATHAN E. SAINT-AMAND                                   # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  13,161,394       97.6%
--------------------------------------------------------------------------------
   Withheld                                                321,168        2.4%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

PROPOSAL 2 - TO APPROVE AN INVESTMENT ADVISORY AGREEMENT WITH FRED ALGER MANAGEMENT, INC.

                                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  10,499,468       77.9%
--------------------------------------------------------------------------------
   Against                                                 330,005        2.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,653,089       19.7%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

PROPOSAL 3 - TO APPROVE REVISIONS TO THE FUNDAMENTAL INVESTMENT POLICIES OF THE FUND.

CONVERT THE FUND'S INVESTMENT OBJECTIVE
FROM FUNDAMENTAL TO NON-FUNDAMENTAL                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                    9,900,819      73.4%
--------------------------------------------------------------------------------
   Against                                                  940,809       7.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                2,640,934      19.6%
--------------------------------------------------------------------------------
   Total                                                 13,482,562     100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO BORROWING MONEY                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                    9,891,776      73.3%
--------------------------------------------------------------------------------
   Against                                                  940,323       7.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                                2,650,463      19.7%
--------------------------------------------------------------------------------
   Total                                                 13,482,562     100.0%
================================================================================

--------------------------------------------------------------------------------
SPECTRA FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

REVISE THE FUNDAMENTAL POLICY RELATING
TO UNDERWRITING                                         # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,932,668       73.7%
--------------------------------------------------------------------------------
   Against                                                 901,301        6.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,648,593       19.6%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO LENDING                                              # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,960,112       73.9%
--------------------------------------------------------------------------------
   Against                                                 878,473        6.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,643,977       19.6%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO ISSUING SENIOR SECURITIES                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,929,057       73.6%
--------------------------------------------------------------------------------
   Against                                                 899,890        6.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,653,615       19.7%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO REAL ESTATE                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,938,862       73.7%
--------------------------------------------------------------------------------
   Against                                                 881,773        6.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,661,927       19.7%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO COMMODITIES                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,922,434       73.6%
--------------------------------------------------------------------------------
   Against                                                 901,154        6.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,658,974       19.7%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO CONCENTRATION                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,934,829       73.7%
--------------------------------------------------------------------------------
   Against                                                 883,592        6.5%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,664,141       19.8%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

--------------------------------------------------------------------------------
SPECTRA FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

REMOVE THE FUNDAMENTAL POLICY RELATING
TO PURCHASING SECURITIES ON MARGIN                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,839,469       73.0%
--------------------------------------------------------------------------------
   Against                                                 979,264        7.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,663,829       19.7%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REMOVE THE FUNDAMENTAL POLICY RELATING
TO SHORT SALES                                          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,870,243       73.2%
--------------------------------------------------------------------------------
   Against                                                 959,108        7.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,653,211       19.7%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REMOVE THE FUNDAMENTAL POLICY RELATING
TO INVESTMENT IN OTHER INVESTMENT COMPANIES             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,912,955       73.5%
--------------------------------------------------------------------------------
   Against                                                 914,754        6.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,654,853       19.7%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REMOVE THE FUNDAMENTAL POLICY RELATING
TO PLEDGING ASSETS                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,874,413       73.2%
--------------------------------------------------------------------------------
   Against                                                 949,225        7.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,658,924       19.7%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REMOVE THE FUNDAMENTAL POLICY RELATING
TO JOINT TRADING ACCOUNTS                               # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,888,334       73.3%
--------------------------------------------------------------------------------
   Against                                                 959,577        7.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,634,651       19.6%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REMOVE THE FUNDAMENTAL POLICY RELATING
TO WARRANTS                                             # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,881,200       73.3%
--------------------------------------------------------------------------------
   Against                                                 946,125        7.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,655,237       19.7%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

--------------------------------------------------------------------------------
SPECTRA FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

REMOVE THE FUNDAMENTAL POLICY RELATING
TO RELATED PARTY INVESTMENTS                            # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,893,582       73.4%
--------------------------------------------------------------------------------
   Against                                                 932,210        6.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,656,770       19.7%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REMOVE THE FUNDAMENTAL POLICY RELATING
TO INVESTMENT IN UNSEASONED ISSUERS                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,848,252       73.0%
--------------------------------------------------------------------------------
   Against                                                 982,690        7.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,651,620       19.7%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

REMOVE THE FUNDAMENTAL POLICY RELATING
TO PURCHASING AND SELLING PUT AND CALL OPTIONS          # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,892,537       73.4%
--------------------------------------------------------------------------------
   Against                                                 957,534        7.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,632,491       19.5%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

PROPOSAL 4 - TO APPROVE A DISTRIBUTION PLAN UNDER RULE 12b-1.

                                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                   9,895,785       73.3%
--------------------------------------------------------------------------------
   Against                                                 941,597        6.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,645,180       19.8%
--------------------------------------------------------------------------------
   Total                                                13,482,562      100.0%
================================================================================

PROPOSAL 5 - TO APPROVE AMENDMENTS TO THE FUND'S AGREEMENT AND DECLARATION OF TRUST.

ELIMINATE THE REQUIREMENT THAT SHAREHOLDERS
APPROVE THE TERMINATION OF THE FUND                     # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  11,337,621       76.8%
--------------------------------------------------------------------------------
   Against                                               1,460,673        9.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,973,497       13.3%
--------------------------------------------------------------------------------
   Total                                                14,771,791      100.0%
================================================================================

--------------------------------------------------------------------------------
SPECTRA FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ELIMINATE THE REQUIREMENT THAT SHAREHOLDERS
APPROVE THE LIQUIDATION OF A SERIES OF THE
FUND OR A CLASS OF SHARES OF A
SERIES OF THE FUND                                      # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  11,350,255       76.8%
--------------------------------------------------------------------------------
   Against                                               1,430,897        9.7%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,990,639       13.5%
--------------------------------------------------------------------------------
   Total                                                14,771,791      100.0%
================================================================================

ELIMINATE (SUBJECT TO QUALIFICATION)
THE REQUIREMENT THAT SHAREHOLDERS
APPROVE THE REORGANIZATION OF THE FUND
OR A SERIES OF THE FUND                                 # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  11,372,773       77.0%
--------------------------------------------------------------------------------
   Against                                               1,421,661        9.6%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,977,357       13.4%
--------------------------------------------------------------------------------
   Total                                                14,771,791      100.0%
================================================================================

ADD A DEMAND REQUIREMENT FOR SHAREHOLDER
DERIVATIVE SUITS                                        # OF VOTES    % OF VOTES
--------------------------------------------------------------------------------
   For                                                  11,537,064       78.1%
--------------------------------------------------------------------------------
   Against                                               1,155,016        7.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               2,079,711       14.1%
--------------------------------------------------------------------------------
   Total                                                14,771,791      100.0%
================================================================================

PROXY VOTING POLICIES
--------------------------------------------------------------------------------

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 711-6141 or online on the Fund's website at http://www.spectrafund.com or on the SEC's website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.spectrafund.com or on the SEC's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 711-6141.

--------------------------------------------------------------------------------
THE SPECTRA FUNDS
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AGREEMENT APPROVAL
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS
--------------------------------------------------------------------------------

      At an in-person meeting held on December 12, 2006, the Trustees of The Spectra Funds (the "Trust"), including the Independent Trustees, unanimously approved, subject to the required shareholder approval described herein, an Investment Advisory Agreement with respect to each of Spectra Green Fund, Spectra Alchemy Fund, and Spectra International Opportunities Fund (each a "Fund," and collectively, the "Funds"). The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Fred Alger Management, Inc. ("Alger Management").

      In evaluating each Investment Advisory Agreement, the Trustees drew on materials that they requested and which were provided to them in advance of the meeting by Alger Management and by counsel to the Fund. The materials covered, among other matters, with respect to each Fund, (i) the nature, extent and quality of the services to be provided by Alger Management under the Investment Advisory Agreement, (ii) the anticipated costs to Alger Management of its services and the anticipated profits to be realized by Alger Management and Fred Alger & Company, Incorporated ("Alger Inc.") from their relationship with the Fund, and (iii) the extent to which economies of scale would be realized if and as the Fund grows and whether the fee level in the Investment Advisory Agreement reflects these economies of scale. These materials included a September 2006 review of Alger Management's services by Callan Associates Inc., an independent consulting firm whose specialties include assistance to fund trustees and directors in their review of advisory contracts pursuant to Section 15(c) of the 1940 Act.

      In deciding whether to approve each Fund's Investment Advisory Agreement, the Trustees considered various factors, including those enumerated above. They also considered other direct and indirect benefits anticipated to accrue to Alger Management and its affiliates from their relationship with the Funds.

      NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services proposed to be provided by Alger Management pursuant to each Investment Advisory Agreement, the Trustees relied on their prior experience as Trustees of other Alger funds, their familiarity with the personnel and resources of Alger Management and its affiliates and the materials provided at the meeting, and considered the nature, extent and quality of the services to be provided by Alger Management pursuant to the Investment Advisory Agreement. They noted that under each Advisory Agreement, Alger Management is to be responsible for managing the investment operations of each Fund. They also noted that administrative, compliance, reporting and accounting services necessary for the conduct of each Fund's affairs are to be provided under the separate Administration Agreement. The Trustees reviewed the background and experience of Alger Management's senior investment management personnel, including the individuals who would be responsible for the investment operations of each Fund. They also considered the resources, operational structures and practices Alger Management would utilize in managing each Fund's

--------------------------------------------------------------------------------
THE SPECTRA FUNDS
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

portfolio and administering each Fund's affairs, as well as Alger Management's overall investment management business. They noted especially Alger Management's established expertise in managing portfolios of "growth" stocks. The Trustees concluded that Alger Management's experience, resources and strength in those areas of importance to each Fund are considerable. The Trustees considered the level and depth of Alger Management's ability to execute portfolio transactions to effect investment decisions, including those through Alger Inc. The Trustees also considered the ongoing enhancements to the control and compliance environment at Alger Management.

      TRANSFER OF OWNERSHIP OF ALGER ASSOCIATES. The Trustees assessed the implications for Alger Management of the pending transfer of ownership control of Alger Associates, Inc. and Alger Management's ability to provide services to the Funds. In particular, the Board inquired as to the impact of the pending transfer on Alger Management's personnel, management, facilities and financial capabilities, and received assurances in this regard from senior management of Alger Management that the pending transfer would not adversely affect Alger Management's ability to fulfill its obligations under the Investment Advisory Agreements, and to operate its business in a manner consistent with past practices. The Board also considered each Investment Advisory Agreement, and the fees paid thereunder.

      FUND FEES AND EXPENSE RATIO; PROFITABILITY TO ALGER MANAGEMENT AND ITS AFFILIATES. The Trustees considered the anticipated profitability of each Investment Advisory Agreement to Alger Management and its affiliates, and the methodology to be used by Alger Management in determining such profitability. The Trustees reviewed previously-provided data on other Alger funds' profitability to Alger Management and its affiliates for the 12-month period ended June 30, 2006. In addition, the Trustees reviewed each Fund's management fees and anticipated expense ratios and compared them with a group of comparable funds. That information indicated that each Fund's total expense ratios were projected to be at or near the median for the Fund's Lipper peer group.

      ECONOMIES OF SCALE. On the basis of their discussions with management and their analysis of information provided at the meeting, the Trustees determined that the nature of each Fund and its operations is such that Alger Management is likely to realize economies of scale in the management of the Fund at some point as it grows in size, but that in view of the fact that the Fund is new and therefore without meaningful assets, and that the anticipated level of profitability of the Fund to Alger Management and its affiliates is purely speculative, adoption of breakpoints in the advisory fee, while possibly appropriate at a later date, could await further analysis of the sources and potential scale of the economies and the fee structure that would best reflect them. Accordingly, the Trustees determined to address this topic at future meetings.

      OTHER BENEFITS TO ALGER MANAGEMENT. The Trustees considered whether Alger Management would benefit in other ways from its relationship with each Fund. They noted that Alger Management intended to maintain soft-dollar arrangements in connection with each Fund's brokerage transactions, data on which would be regularly supplied to the Trustees at their quarterly meetings. The Trustees also noted that it

--------------------------------------------------------------------------------
THE SPECTRA FUNDS
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

was anticipated that Alger, Inc. would provide a substantial portion of each Fund's equity brokerage and would receive shareholder servicing fees from each Fund as well, and that Alger Shareholder Services, Inc. would receive fees from each Fund under a shareholder services agreement. The Trustees had been provided with information regarding, and had considered, the brokerage and shareholder servicing fee benefits in connection with their review of the profitability to Alger Management and its affiliates of their relationships with other Alger funds. As to other benefits anticipated to be received, the Trustees decided that none were so significant as to render Alger Management's fees excessive.

      At the conclusion of these discussions, each of the Independent Trustees expressed the opinion that he had been furnished with sufficient information to make an informed business decision with respect to approval of each Fund's Investment Advisory Agreement. Based on its discussions and considerations as described above, the Board made the following conclusions and determinations:

      o The Board concluded that the nature, extent and quality of the services provided by Alger Management are adequate and appropriate.

      o The Board determined that the pending transfer of ownership control of Alger Associates, Inc. would not be a detriment to Alger Management's ability to provide services to each Fund and that the pending transfer would not adversely affect Alger Management's ability to fulfill its obligations under each Investment Advisory Agreement, and to operate its business in a manner consistent with past practices.

      o The Board concluded that each Fund's fee to be paid to Alger Management was reasonable in light of comparative expense and advisory fee information, costs of the services provided and profits expected to be realized and benefits expected to be derived by Alger Management and its affiliates from the relationship with each Fund.

      o The Board determined that there were not at this time significant economies of scale to be realized by Alger Management in managing each Fund's assets and that, to the extent that material economies of scale should be realized in the future, the Board would seek to ensure that they were shared with each Fund.

      The Board considered these conclusions and determinations and, without any one factor being dispositive, determined that approval of each Fund's Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

THE SPECTRA FUNDS
--------------------------------------------------------------------------------
111 Fifth Avenue
New York, NY 10003
(800) 711-6141
www.spectrafund.com

INVESTMENT MANAGER
--------------------------------------------------------------------------------
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
--------------------------------------------------------------------------------
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The Spectra Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Funds, which contains information concerning the Funds' investment policies, fees and expenses as well as other pertinent information.

GO PAPERLESS WITH ALGER ELECTRONIC DELIVERY SERVICE

Alger is pleased to provide you with the ability to access regulatory materials online. When documents such as prospectuses and annual and semi-annual reports are available, we'll send you an e-mail notification with a convenient link that will take you directly to the fund information on our website. To sign up for this free service, simply enroll at www.icsdelivery.com/alger.

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SPECTRA

SSAR 043007

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

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                                     SPECTRA

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


ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Spectra Funds


By:  /s/Dan C. Chung

     Dan C. Chung

     President

Date:  June 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Dan C. Chung

    Dan C. Chung

    President

Date:  June 18, 2007

By: /s/Michael D. Martins

    Michael D. Martins

    Treasurer

Date:  June 18, 2007